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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Chief Legal Officer
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant’s telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Certified Financial Statement

Semi-annual Report

June 30, 2019

ULTRA SERIES FUND

Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
Core Bond Fund
High Income Fund
Diversified Income Fund
Large Cap Value Fund
Large Cap Growth Fund
Mid Cap Fund
International Stock Fund
Madison Target Retirement 2020 Fund
Madison Target Retirement 2030 Fund
Madison Target Retirement 2040 Fund
Madison Target Retirement 2050 Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s shareholder reports like this one, unless you specifically request paper copies from the insurance company or your financial intermediary. Instead, the shareholder reports will be made available on a website and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by following the instructions provided by the insurance company or financial intermediary.

You may elect to receive paper copies of all future reports free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

Ultra Series Fund | June 30, 2019

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. For more complete information about Ultra Series Fund, including charges and expenses, request a prospectus from your financial advisor or from CMFG Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company. For more current Ultra Series Fund performance information, please call 1-800-SEC-0330. Current performance may be lower or higher than the performance data quoted within. Performance data shown represents past performance, past performance does not guarantee future results. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

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Ultra Series Fund | June 30, 2019

Economic Overview

The stock market marched higher during the second quarter as central banks continued shifting towards more accommodative monetary policy. This helped offset heightened trade tensions and slower global economic growth data. Once again the result was clear: long-term interest rates continued to decline and risk assets rallied. During the second quarter, the S&P 500® gained 4.3%, the Russell Midcap® advanced 4.1%, and the MSCI EAFE® returned 3.7%. Year-to-date equity returns have been outstanding: 18.5% (S&P 500®), 21.4% (Russell Midcap®) and 14.0% (MSCI EAFE®). Bond returns were also strong during the quarter as longer-dated interest rates declined despite short-term rates remaining pegged near the Fed mandated level. The Bloomberg Barclays Intermediate Gov./Credit Index advanced 2.6% and the Bloomberg Barclays Aggregate Index advanced 3.1% during the quarter. Year-to-date the indices have advanced 5.0% and 6.1%, respectively.

The economic crosswinds during the quarter were apparent as the stock market continued its ascent higher in April, only to reverse course in May and then resume its move higher in June. Trade tensions and slowing global growth caused concern for investors, while central banks signaled a readiness to ease monetary policy to counter any economic weakness. While the equity market took this in stride, the bond market seemed to be signaling that a slowdown is coming. The yield on the 10-year Treasury (which was over 3% last year) briefly slid to under 2%, its lowest level since 2016. Meanwhile, the Federal Funds rate remained at 2.25%-2.50% resulting in a so called “inverted” yield curve—sometimes a harbinger of pending recession. While the yield curve has inverted before nearly every recession, there have been many times when an inversion has not been followed by a recession. The 1990’s is a good example. The yield curve inverted three times (1995, 1998, and 2000)—yet a recession only occurred in 2001–arguably due to significant excesses (tech bubble). So while an inversion may signal slower future growth, a recession is typically also a result of excesses in the system which don’t seem widely apparent today.

Perhaps the most worrying issue during the quarter was increasing trade tensions, particularly with China. Recent economic data indicates the tariffs, which began last summer, are having an impact on imports and consumption along with consumer and business confidence. While the ramifications for the U.S. are largely higher prices and less consumption, the impact to higher export countries (and to overall global economic growth) is more significant. Equally concerning is the impact on the supply chain, as many products produced in the U.S. use parts that are sourced overseas. In addition to increasing prices, uncertainty may delay capital expenditures and erode business and consumer confidence.

With the longest U.S. economic recovery on record, it is safe to assume that we are likely closer to the end of the expansion than the beginning. However, there is no reason why the recovery can’t continue for some time, especially since it has been the most measured recovery since World War II. The level of fiscal stimulus (some $700 billion of excess government spending over tax revenue) is unprecedented at such a late stage in the economic recovery and provides fuel for ongoing growth. Although recent economic data in the U.S. has weakened, it continues to point towards growth. In fact, many believe we are in the so-called “Goldilocks” environment—not too hot and not too cold. This type of modest growth environment allows the central banks to be accommodative (which supports asset prices) without fearing inflation.

As we navigate this environment of decelerating economic growth, along with central banks that appear supportive of the financial markets, we believe volatility will remain high. While there are few signs of an imminent recession, the economy is not so strong as to be invulnerable and coupled with policy uncertainty warrants caution. With this in mind, we continue to believe investors are best served by choosing investments based upon time horizon and risk tolerance. This approach, along with investing in stocks of lower-risk, higher-quality companies, and shorter-duration, higher-quality bonds should allow us to participate in the markets, while providing some shelter as market volatility and geopolitical risks persist.

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Ultra Series Fund | June 30, 2019

Review of Period (unaudited)

ALLOCATION FUNDS SUMMARY

The Ultra Series Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (the “Funds”) invest primarily in shares of registered investment companies (the “Underlying Funds”). The Funds will be diversified among a number of asset classes and their allocation among Underlying Funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Funds’ investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the Funds’ aim to achieve a favorable overall risk profile for any targeted portfolio return.

•	Scenario analysis– historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the Funds under different economic and market conditions.

•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection. In addition, Madison has a flexible mandate which permits the Funds, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Conservative Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying Funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including the Madison Funds (the “Affiliated Underlying Funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Ultra Series Conservative Allocation Fund (Class I) returned 9.06% over the 6-month period, underperforming the Conservative Allocation Fund Custom Index return of 10.06%. The Fund lagged the Morningstar Conservative Allocation Category peer group, which returned 10.13%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/19

Bond Funds	64.4%
Foreign Stock Funds	7.0%
Short-Term Investments	6.6%
Stock Funds	24.0%
Net Other Assets and Liabilities	(2.0)%

MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Ultra Series Moderate Allocation Fund (Class I) returned 11.35% over the 6-month period, underperforming the Moderate Allocation Fund Custom Index return of 12.83%. The Fund lagged the Morningstar Moderate Allocation Category peer group, which returned 12.27%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/19

Bond Funds	39.5%
Foreign Stock Funds	14.0%
Short-Term Investments	7.8%
Stock Funds	39.1%
Net Other Assets and Liabilities	(0.4)%

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Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2019

AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Aggressive Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including ETFs, with target allocations over time of approximately 80% equity investments and 20% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Ultra Series Aggressive Allocation Fund (Class I) returned 13.38% over the 6-month period, underperforming the Aggressive Allocation Fund Custom Index return of 15.02%. The Fund lagged the Morningstar Aggressive Allocation Category peer group, which returned 13.73%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/19

Bond Funds	19.8%
Foreign Stock Funds	19.7%
Short-Term Investments	9.1%
Stock Funds	52.1%
Net Other Assets and Liabilities	(0.7)%

CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The Fund also strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The Fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

PERFORMANCE DESCRIPTION

The Ultra Series Core Bond Fund (Class I) returned 6.14% over the 6-month period, slightly outperforming the Fund’s benchmark, the Barclays U.S. Aggregate Bond Index, which returned 6.11%. The Morningstar Intermediate Core Bond peer group returned 6.28% for the period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/19

Asset Backed Securities	4.6%
Collateralized Mortgage Obligations	4.3%
Commercial Mortgage-Backed Securities	1.9%
Corporate Notes and Bonds	33.6%
Long Term Municipal Bonds	2.0%
Mortgage Backed Securities	25.2%
Short-Term Investments	1.9%
U.S. Government and Agency Obligations	26.1%
Net Other Assets and Liabilities	0.4%

HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the Fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

PERFORMANCE DISCUSSION

The Ultra Series High Income Fund (Class I) returned 7.74% during the period, lagging the ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index’s 10.16% return. The Fund also trailed its Morningstar High Yield Bond Category peer group, which returned 9.97%.

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Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2019

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/19

Communication Services	5.6%
Consumer Discretionary	20.9%
Consumer Staples	8.9%
Energy	9.9%
Exchange Traded Funds	1.1%
Financials	9.1%
Health Care	6.8%
Industrials	17.1%
Materials	5.3%
Real Estate	2.6%
Short-Term Investments	16.6%
Utilities	3.6%
Net Other Assets and Liabilities	(7.5)%

DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the Fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds (including investment grade, high yield and mortgage- or asset-backed) may constitute up to 80% of the Fund’s assets, stocks (including common stocks, preferred stocks and convertible bonds) may constitute up to 70% of the Fund’s assets, real estate securities may constitute up to 25% of the Fund’s assets, foreign (including American Depositary Receipts (“ADRs”) and emerging market) stocks and bonds may constitute up to 25% of the Fund’s assets, and money market instruments may constitute up to 25% of the Fund’s assets. Although the Fund is permitted to invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the Fund intends to limit the investment in lower credit quality bonds to less than 50% of the Fund’s assets. The balance between the two strategies of the Fund (fixed income and equity investing) is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

PERFORMANCE DISCUSSIONS

For the six-month period, the Ultra Series Diversified Income Fund (Class I) returned 12.72% compared to its custom blended benchmark (50% S&P 500® Index and 50% Bank of America Merrill Lynch U.S. Corporate Government and Mortgage Index) return of 12.48%. The Fund’s Morningstar peer group, the Moderate Allocation Category, returned 12.27% over the same period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/19

Asset Backed Securities	1.5%
Collateralized Mortgage Obligations	1.9%
Commercial Mortgage-Backed Securities	0.4%
Common Stocks	65.9%
Corporate Notes and Bonds	10.2%
Long Term Municipal Bonds	1.0%
Mortgage Backed Securities	7.4%
Short-Term Investments	3.6%
U.S. Government and Agency Obligations	8.1%

LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Value Fund will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. The Fund follows a “value” approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the Fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The Fund will diversify its holdings among various industries and among companies within those industries.

PERFORMANCE DISCUSSIONS

In the past six months, the Ultra Series Large Cap Value Fund (Class I) returned 16.26%, which slightly exceeded the Russell 1000® Value Index return of 16.24%. The Fund outperformed its Morningstar peer group, the Morningstar Large Value Category, which returned 15.06% for the period.

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Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2019

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/19

Communication Services	10.1%
Consumer Discretionary	4.5%
Consumer Staples	7.5%
Energy	4.9%
Financials	26.3%
Health Care	7.3%
Industrials	7.0%
Information Technology	10.6%
Materials	8.0%
Real Estate	4.9%
Short-Term Investments	1.6%
Utilities	7.4%
Net Other Assets and Liabilities	(0.1)%

LARGE CAP GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. The Fund invests in well-established companies with competitive advantages that have demonstrated patterns of consistent growth. To a lesser extent, the Fund may invest in the stocks of less established companies that may offer more rapid growth potential. The Fund invests when a stock trades at a good price in relation to underlying value and the Fund looks to sell or trim a stock when the portfolio manager deems a stock to be overpriced compared to underlying value.

PERFORMANCE DISCUSSION

The Ultra Series Large Cap Growth Fund (Class I) returned 20.34% for the six months ending June 30, 2018, lagging the Russell 1000® Large Cap Growth Index return of 21.49%. The Fund lagged its peer group, the Morningstar Large Growth Category, which returned 21.77% for the same period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/19

Consumer Discretionary	22.0%
Energy	2.0%
Financials	18.9%
Health Care	9.5%
Industrials	11.2%
Information Technology	21.6%
Materials	7.7%
Real Estate	1.6%
Short-Term Investments	5.5%

MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Mid Cap Fund generally invests in common stocks of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in mid cap securities. The Fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The Fund’s portfolio managers believe in selecting stocks for the Fund that show steady, sustainable growth and reasonable valuations. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment.

PERFORMANCE DISCUSSION

The Ultra Series Mid Cap Fund (Class I) returned 23.69% for the semi-annual period, outperforming its benchmark Russell Midcap® Index’s 21.35% return. The Fund lagged its peer group, the Morningstar Mid-Cap Growth category, which returned 26.74%.

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Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2019

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/19

Consumer Discretionary	29.5%
Consumer Staples	1.1%
Financials	28.6%
Health Care	5.2%
Industrials	15.3%
Information Technology	9.3%
Materials	5.9%
Short-Term Investments	5.3%
Net Other Assets and Liabilities	(0.2)%

INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the Fund’s assets are invested in relatively large cap stocks of companies located or operating in developed countries. The Fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the Fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The Fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

PERFORMANCE DISCUSSION

The Ultra Series International Stock Fund (Class I) returned 15.25% for the past six months compared to the MSCI EAFE (net) Index return of 14.03%. The Fund outperformed its peer group, the Morningstar Foreign Large Blend Category, which returned 13.92%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/19

Collateral for Securities on Loan	1.1%
Communication Services	5.1%
Consumer Discretionary	12.6%
Consumer Staples	9.0%
Energy	6.2%
Financials	18.3%
Health Care	9.8%
Industrials	13.3%
Information Technology	8.6%
Materials	7.3%
Real Estate	2.9%
Short-Term Investments	3.7%
Utilities	2.7%
Net Other Assets and Liabilities	(0.6)%

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/19

United Kingdom	18.0%
France	12.9%
Japan	12.7%
Netherlands	7.4%
Germany	6.7%
Canada	5.3%
Switzerland	4.8%
United States	4.8%
Ireland	3.7%
Sweden	3.5%
Singapore	2.7%
Australia	2.6%
Belgium	2.6%
Finland	2.5%
Norway	2.3%
China	1.7%
Denmark	1.5%
Spain	1.4%
Israel	1.2%
South Korea	1.2%
India	1.1%
Other Net Assets	(0.6)%

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Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2019

MADISON TARGET RETIREMENT 2020 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2020 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2020. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

The Ultra Series Madison Target Retirement 2020 Fund (Class I) returned 7.41% in the 6-month period, underperforming the S&P Target Date® To 2020 Index which returned 9.20%, and the Morningstar Target Date 2020 Category peer group which returned 11.14%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/19

Alternative Funds	1.0%
Bond Funds	73.6%
Foreign Stock Funds	6.0%
Stock Funds	14.9%
Net Other Assets and Liabilities	4.5%

MADISON TARGET RETIREMENT 2030 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2030 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2030. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

The Ultra Series Madison Target Retirement 2030 Fund (Class I) returned 10.28% in the 6-month period, underperforming the S&P Target Date® To 2030 Index, which returned 11.75%, and the Morningstar Target Date 2030 Category peer group, which returned 13.65%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/19

Alternative Funds	2.0%
Bond Funds	50.0%
Foreign Stock Funds	14.0%
Stock Funds	30.1%
Net Other Assets and Liabilities	3.9%

MADISON TARGET RETIREMENT 2040 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2040 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2040. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

The Ultra Series Madison Target Retirement 2040 Fund (Class I) returned 11.09% in the 6-month period, underperforming the S&P Target Date® To 2040 Index which returned 13.73%, and the Morningstar Target Date 2040 Category peer group, which returned 14.88%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/19

Alternative Funds	3.0%
Bond Funds	40.1%
Foreign Stock Funds	18.1%
Stock Funds	35.1%
Net Other Assets and Liabilities	3.7%

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Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2019

MADISON TARGET RETIREMENT 2050 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2050 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the Fund’s investment adviser for investors planning to retire in or within a few years of 2050. Over time, the Fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 10-30% in stock funds and 70-90% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

The Ultra Series Madison Target Retirement 2050 Fund (Class I) returned 11.85% in the 6-month period, underperforming the S&P Target Date® To 2050 Index which returned 14.43%, and the Morningstar Target Date 2050 Category peer group, which returned 15.67%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/19

Alternative Funds	4.0%
Bond Funds	30.0%
Foreign Stock Funds	22.1%
Stock Funds	40.1%
Net Other Assets and Liabilities	3.8%

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Ultra Series Fund | Review of Period (unaudited) - continued | June 30, 2019

BENCHMARK DESCRIPTIONS

Allocation Fund Indexes*

The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 40% Bloomberg Barclays US Aggregate Bond Index, 42% Russell 3000® Index and 18% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 20% Bloomberg Barclays US Aggregate Bond Index, 56% Russell 3000® Index and 24% MSCI ACWI ex-USA Index (net). See market index descriptions below.

Hybrid Fund Custom Indexes*

The Custom Blended Index consists of 50% S&P 500® Index and 50% ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index. See market indexes descriptions below.

*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e., rebalanced back to original constituent weight every calendar month-end).

Market Indexes

The ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The Bloomberg Barclays Intermediate Government Credit Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the U.S. corporate index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed securities, asset backed securities and commercial mortgage-backed securities.

The Bloomberg Barclays U.S. Credit Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the US Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

The Bloomberg Barclays U.S. Corporate High Yield® Index measures the USD-denominated, high yield, fixed-rate corporate bond markets.

The MSCI EAFE (Europe, Australasia & Far East) Index (net) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The MSCI ACWI ex USA Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ex USA (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The MSCI EM Index captures large and mid-cap representation across 24 Emerging Markets (EM) countries. With 1,138 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

10

Ultra Series Fund | Review of Period (unaudited) - concluded | June 30, 2019

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Six-month returns listed are calculated on a pre-tax basis.

The S&P Target Date® To Index Series

The S&P Target Date® “To” Index Series consists of multi-asset class indices, and corresponds to specific target retirement dates. The series reflects the consensus asset allocation and glide path of a subset of target date funds that generally pursue investment policies characterized by static total equity exposure after retirement and a relatively conservative total equity exposure near retirement. As the overall universe becomes more conservative with the approach of each target date year, so will the index. The asset allocation is based on market observations through an annual survey of “to” target date fund managers, and is categorized by S&P Dow Jones Indices.

• The S&P Target Date® To 2020 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2020.

• The S&P Target Date® To 2030 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2030.

• The S&P Target Date® To 2040 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2040.

• The S&P Target Date® To 2050 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2050.

11

Ultra Series Fund | June 30, 2019
Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 95.4%

Bond Funds - 64.4%

Baird Aggregate Bond Fund Institutional Shares	763,374	$8,450,551
iShares 20+ Year Treasury Bond ETF	32,761	4,350,988
iShares 7-10 Year Treasury Bond ETF	39,963	4,396,729
iShares TIPS Bond Fund ETF	30,677	3,542,887
Madison Core Bond Fund Class Y (A) (B)	2,460,891	24,879,610
Madison Corporate Bond Fund Class Y (A) (B)	624,783	7,366,199
Vanguard Short-Term Corporate Bond ETF	156,331	12,612,785
Vanguard Short-Term Treasury ETF	195,855	11,933,445

		77,533,194
Foreign Stock Funds - 7.0%
iShares Edge MSCI Minimum Volatility EAFE ETF	32,432	2,355,861
SPDR S&P Emerging Asia Pacific ETF (C)	6,322	617,912
Vanguard FTSE All-World ex-U.S. ETF	66,225	3,376,813
Vanguard FTSE Emerging Markets ETF	14,482	615,920
Vanguard FTSE Europe ETF	27,216	1,494,158

		8,460,664
Stock Funds - 24.0%
iShares Core S&P 500 ETF	18,474	5,445,212
iShares Core S&P Mid-Cap ETF	685	133,068
iShares Edge MSCI Minimum Volatility USA ETF	14,680	906,196
Madison Dividend Income Fund Class Y (A) (B)	347,113	9,372,055
Madison Investors Fund Class Y (A) (B)	418,523	9,609,288
Madison Mid Cap Fund Class Y (A) (B)	140,904	1,561,217
Vanguard Information Technology ETF (C)	8,860	1,868,485

		28,895,521

Total Investment Companies
(Cost $106,828,898)		114,889,379

SHORT-TERM INVESTMENTS - 6.6%
State Street Institutional U.S. Government Money Market Fund, 2.31%, Premier Class (D)	5,807,444	5,807,444
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (D) (E)	2,164,460	2,164,460

Total Short-Term Investments
(Cost $7,971,904)		7,971,904

TOTAL INVESTMENTS - 102.0%
(Cost $114,800,802**)		122,861,283
NET OTHER ASSETS AND LIABILITIES - (2.0%)		(2,396,362)

TOTAL NET ASSETS - 100.0%		$120,464,921

**	Aggregate cost for Federal tax purposes was $114,800,802.
(A)	Affiliated Company (see Note 11).
(B)	Affiliated to the Fund.
(C)	All or a portion of these securities, with an aggregate fair value of $6,908,847, are on loan as part of a securities lending program. See footnote (E) and Note 8 for details on the securities lending program.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 92.6%

Bond Funds - 39.5%
Baird Aggregate Bond Fund Institutional Shares	662,697	$7,336,061
iShares 20+ Year Treasury Bond ETF	46,358	6,156,806
iShares 7-10 Year Treasury Bond ETF (A)	61,768	6,795,715
Madison Core Bond Fund Class Y (B) (C)	2,803,601	28,344,403
Madison Corporate Bond Fund Class Y (B) (C)	146,254	1,724,335
Vanguard Short-Term Corporate Bond ETF	214,316	17,291,015
Vanguard Short-Term Treasury ETF	170,182	10,369,189

		78,017,524
Foreign Stock Funds - 14.0%
iShares Edge MSCI Minimum Volatility EAFE ETF	93,591	6,798,450
SPDR S&P Emerging Asia Pacific ETF	36,145	3,532,813
Vanguard FTSE All-World ex-U.S. ETF	175,573	8,952,467
Vanguard FTSE Emerging Markets ETF	82,358	3,502,686
Vanguard FTSE Europe ETF	89,860	4,933,314

		27,719,730
Stock Funds - 39.1%
iShares Core S&P 500 ETF	48,901	14,413,570
iShares Core S&P Mid-Cap ETF	1,134	220,290
Madison Dividend Income Fund Class Y (B) (C)	977,477	26,391,868
Madison Investors Fund Class Y (B) (C)	1,154,323	26,503,252
Madison Mid Cap Fund Class Y (B) (C)	440,936	4,885,572
Vanguard Information Technology ETF	23,468	4,949,167

		77,363,719

Total Investment Companies
(Cost $162,708,864)		183,100,973

SHORT-TERM INVESTMENTS - 7.8%
State Street Institutional U.S. Government Money Market Fund, 2.31%, Premier Class (D)	14,746,264	14,746,264
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (D) (E)	628,263	628,263

Total Short-Term Investments
(Cost $15,374,527)		15,374,527

TOTAL INVESTMENTS - 100.4% (Cost $178,083,391**)		198,475,500
NET OTHER ASSETS AND LIABILITIES - (0.4%)		(789,021)

TOTAL NET ASSETS - 100.0%		$197,686,479

**	Aggregate cost for Federal tax purposes was $178,083,391.
(A)	All or a portion of these securities, with an aggregate fair value of $6,649,340, are on loan as part of a securities lending program. See footnote (E) and Note 8 for details on the securities lending program.
(B)	Affiliated Company (see Note 11).
(C)	Affiliated to the Fund.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 91.6%

Bond Funds - 19.8%
iShares 20+ Year Treasury Bond ETF	9,907	$1,315,748
iShares 7-10 Year Treasury Bond ETF	10,990	1,209,120
Madison Core Bond Fund Class Y (A) (B)	481,183	4,864,761
Vanguard Short-Term Corporate Bond ETF	41,776	3,370,488
Vanguard Short-Term Treasury ETF	31,231	1,902,905

		12,663,022
Foreign Stock Funds - 19.7%
iShares Edge MSCI Minimum Volatility EAFE ETF	38,665	2,808,626
SPDR S&P Emerging Asia Pacific ETF	16,562	1,618,770
Vanguard FTSE All-World ex-U.S. ETF	80,973	4,128,813
Vanguard FTSE Emerging Markets ETF	37,632	1,600,489
Vanguard FTSE Europe ETF	43,330	2,378,817

		12,535,515
Stock Funds - 52.1%
iShares Core S&P 500 ETF	23,831	7,024,187
iShares Core S&P Mid-Cap ETF	1,837	356,856
Madison Dividend Income Fund Class Y (A) (B)	356,453	9,624,219
Madison Investors Fund Class Y (A) (B)	417,933	9,595,749
Madison Mid Cap Fund Class Y (A) (B)	281,272	3,116,497
Vanguard Growth ETF (C)	7,823	1,278,200
Vanguard Information Technology ETF	10,577	2,230,583

		33,226,291

Total Investment Companies
(Cost $50,941,177)		58,424,828

SHORT-TERM INVESTMENTS - 9.1%
State Street Institutional U.S. Government Money Market Fund, 2.31%, Premier Class (D)	5,352,387	5,352,387
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (D) (E)	481,400	481,400

Total Short-Term Investments
(Cost $5,833,787)		5,833,787

TOTAL INVESTMENTS - 100.7% (Cost $56,774,964**)		64,258,615
NET OTHER ASSETS AND LIABILITIES - (0.7%)		(472,207)

TOTAL NET ASSETS - 100.0%		$63,786,408

**	Aggregate cost for Federal tax purposes was $56,774,964.
(A)	Affiliated Company (see Note 6).
(B)	Affiliated to the Fund.
(C)	All or a portion of these securities, with an aggregate fair value of $2,228,889, are on loan as part of a securities lending program. See footnote (E) and Note 8 for details on the securities lending program.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Core Bond Fund Portfolio of Investments (unaudited)

>
	Par Value	Value (Note 2)

ASSET BACKED SECURITIES - 4.6%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$500,000	$499,028
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M LIBOR + 0.320%) (A) (B), 2.714%, 5/15/23	275,000	275,188
CarMax Auto Owner Trust, Series 2015-2, Class A4, 1.8%, 3/15/21	170,807	170,737
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	350,000	355,942
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	103,531
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	257,028	256,266
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	119,537	120,703
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	133,098	134,858
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	150,000	154,203
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	225,000	232,925
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	230,425	229,918
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 (A), 2.13%, 5/22/23	542,205	541,235
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	185,000	187,706
John Deere Owner Trust, Series 2018-B, Class A3, 3.08%, 11/15/22	350,000	354,718
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	1,000,000	997,884
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	565,643	564,869
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	670,000	682,906
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	200,000	200,217

Total Asset Backed Securities
(Cost $5,997,586)		6,062,834

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	1,684,995	188,487
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	367,725	385,417
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	500,000	528,815
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	402,808	454,373
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	174,814	175,624
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	560,832	575,773
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	2,080,876	152,235
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	1,692,937	196,338
J.P. Morgan Mortgage Trust, Series 2019-2, Class A6 (A) (B) (C), 4%, 8/25/49	392,613	402,082
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C), 4%, 11/25/49	400,000	409,262
JP Morgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (C), 4%, 11/25/49	150,000	152,840
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (C), 4%, 9/25/49	682,082	692,250
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C), 4%, 11/25/48	411,971	422,150
Onslow Bay Mortgage Loan, Series 2015-1, Class 2A4 (A) (B) (C), 3%, 11/25/45	486,640	489,077
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	379,210	387,579

Total Collateralized Mortgage Obligations (Cost $5,683,257)		5,612,302

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 1.148%, 1/25/23	8,258,074	164,887
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.196%, 11/25/27	250,000	261,373
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (C), 0.742%, 1/25/22	23,011,184	309,954
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	300,000	309,892
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (C), 0.435%, 9/25/26	11,990,207	238,278
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	650,000	682,311
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.681%, 11/25/47	500,000	512,663
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2, 2.862%, 3/15/47	9,776	9,766

Total Commercial Mortgage-Backed Securities (Cost $2,584,149)		2,489,124

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 33.6%

Communication Services - 1.7%
Comcast Corp., 4.7%, 10/15/48	$250,000	$292,803
Mars Inc. (A), 3.875%, 4/1/39	350,000	370,607
Verizon Communications Inc., 4.329%, 9/21/28	347,000	384,544
Verizon Communications Inc., 3.875%, 2/8/29	300,000	321,787
Verizon Communications Inc., 4.4%, 11/1/34	300,000	332,586
Vodafone Group PLC (D), 3.75%, 1/16/24	250,000	261,385
Vodafone Group PLC (D), 5%, 5/30/38	250,000	271,952

		2,235,664
Consumer Discretionary - 4.8%
Advance Auto Parts Inc., 4.5%, 12/1/23	750,000	804,752
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	400,000	420,309
D.R. Horton Inc., 2.55%, 12/1/20	400,000	400,172
Discovery Communications LLC, 5%, 9/20/37	500,000	522,284
DISH DBS Corp., 6.75%, 6/1/21	150,000	157,313
ERAC USA Finance LLC (A), 6.7%, 6/1/34	100,000	133,544
GameStop Corp. (A) (E), 6.75%, 3/15/21	200,000	196,000
General Motors Financial Co. Inc., 3.2%, 7/6/21	150,000	151,317
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	253,000	257,392
Lennar Corp., 4.75%, 4/1/21	500,000	513,125
Lowe’s Cos. Inc., 4.55%, 4/5/49	400,000	429,433
McDonald’s Corp., MTN, 4.875%, 12/9/45	400,000	459,224
Omnicom Group Inc. / Omnicom Capital Inc., 3.6%, 4/15/26	650,000	664,930
Sirius XM Radio Inc. (A), 6%, 7/15/24	350,000	359,713
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	850,000	858,102

		6,327,610
Consumer Staples - 0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc., 4.9%, 2/1/46	200,000	222,687
B&G Foods Inc., 4.625%, 6/1/21	100,000	100,125
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	125,000	120,842
Molson Coors Brewing Co., 2.1%, 7/15/21	400,000	397,334

		840,988
Energy - 4.4%
Antero Resources Corp., 5.625%, 6/1/23	300,000	289,560
Energy Transfer Operating L.P., 5.25%, 4/15/29	300,000	335,204
EnLink Midstream Partners L.P., 5.45%, 6/1/47	550,000	470,250
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	528,954
Helmerich & Payne Inc., 4.65%, 3/15/25	400,000	423,469
Kinder Morgan Inc., 5.55%, 6/1/45	800,000	925,702
Marathon Oil Corp., 2.7%, 6/1/20	750,000	750,684
MPLX L.P., 4.8%, 2/15/29	250,000	275,350
Saudi Arabian Oil Co. (A) (D), 3.5%, 4/16/29	300,000	303,860
Unit Corp., 6.625%, 5/15/21	600,000	543,000
Valero Energy Partners L.P., 4.5%, 3/15/28	850,000	901,434

		5,747,467
Financials - 11.9%
Affiliated Managers Group Inc., 4.25%, 2/15/24	500,000	531,179
Aflac Inc., 4.75%, 1/15/49	400,000	470,701
Air Lease Corp., 3.75%, 2/1/22	700,000	715,466
American Express Co., 2.5%, 8/1/22	150,000	150,952
American Express Co., 4.2%, 11/6/25	350,000	382,264
American International Group Inc., 4.75%, 4/1/48	200,000	220,762
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	401,007
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	400,000	403,998
Bank of Montreal, MTN (D), 1.9%, 8/27/21	500,000	496,834
Bank of Montreal (D), 3.3%, 2/5/24	250,000	259,309
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	100,000	99,479
Capital One Financial Corp., 2.5%, 5/12/20	400,000	400,415
Capital One Financial Corp., 3.3%, 10/30/24	400,000	410,301
Cboe Global Markets Inc., 3.65%, 1/12/27	365,000	383,178
Citigroup Inc.(3M LIBOR + 1.192%) (B), 4.075%, 4/23/29	450,000	483,416
Discover Bank, 3.45%, 7/27/26	75,000	76,302
Fifth Third Bank, 3.35%, 7/26/21	500,000	510,590
Goldman Sachs Group Inc./The(3M LIBOR + 1.201%) (B), 3.272%, 9/29/25	700,000	716,377
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	500,000	512,336
HCP Inc., 3.25%, 7/15/26	750,000	755,864
Huntington National Bank/The, 2.4%, 4/1/20	500,000	499,640
Huntington National Bank/The, 3.55%, 10/6/23	250,000	261,718
Intercontinental Exchange Inc. (F), 2.35%, 9/15/22	200,000	200,213
Intercontinental Exchange Inc., 3.75%, 9/21/28	200,000	215,592
JPMorgan Chase & Co., 3.125%, 1/23/25	900,000	925,491
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	166,000	175,488
Liberty Mutual Group Inc. (A), 4.569%, 2/1/29	584,000	641,908
M&T Bank Corp., 3.55%, 7/26/23	250,000	262,079
Morgan Stanley, 4.3%, 1/27/45	1,000,000	1,098,306
National Rural Utilities Cooperative Finance Corp., 4.3%, 3/15/49	300,000	339,467

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued

Financials - continued
Old Republic International Corp., 3.875%, 8/26/26	$500,000	$514,082
Regions Financial Corp., 3.2%, 2/8/21	750,000	758,123
Regions Financial Corp., 2.75%, 8/14/22	400,000	402,884
Synchrony Financial, 3.75%, 8/15/21	100,000	101,905
Synchrony Financial, 3.7%, 8/4/26	100,000	99,259
TD Ameritrade Holding Corp. (F), 3.3%, 4/1/27	400,000	412,706
ZB NA, 3.5%, 8/27/21	250,000	255,159

		15,544,750
Health Care - 3.3%
AbbVie Inc., 3.75%, 11/14/23	400,000	416,453
Becton, Dickinson and Co., 2.894%, 6/6/22	500,000	506,793
Cigna Corp. (A), 4.375%, 10/15/28	50,000	53,943
Cigna Corp. (A), 4.9%, 12/15/48	200,000	217,469
CVS Health Corp., 5.125%, 7/20/45	750,000	799,811
Forest Laboratories LLC (A), 5%, 12/15/21	250,000	261,432
Humana Inc., 2.5%, 12/15/20	400,000	400,212
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	750,000	748,837
UnitedHealth Group Inc., 3.5%, 2/15/24	450,000	471,731
Zoetis Inc., 3%, 9/12/27	475,000	474,560

		4,351,241
Industrials - 2.0%
Bristol-Myers Squibb Co. (A), 3.4%, 7/26/29	350,000	366,429
Carlisle Cos. Inc., 3.5%, 12/1/24	200,000	204,635
DAE Funding LLC (A), 5.25%, 11/15/21	200,000	207,750
Masco Corp., 4.375%, 4/1/26	150,000	157,348
TransDigm Inc., 6%, 7/15/22	250,000	252,500
United Rentals North America Inc., 4.625%, 7/15/23	400,000	408,300
WRKCo Inc., 3.75%, 3/15/25	475,000	492,812
WRKCo Inc., 3.9%, 6/1/28	450,000	462,626

		2,552,400
Information Technology - 2.6%
Analog Devices Inc., 5.3%, 12/15/45	600,000	693,326
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	500,000	508,297
Citrix Systems Inc., 4.5%, 12/1/27	105,000	108,645
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	250,000	315,624
Fidelity National Information Services Inc., 4.75%, 5/15/48	300,000	334,843
Marvell Technology Group Ltd. (D), 4.2%, 6/22/23	400,000	416,552
Oracle Corp., 4%, 7/15/46	750,000	804,092
Salesforce.com Inc., 3.7%, 4/11/28	250,000	269,534

		3,450,913
Materials - 0.3%
DuPont de Nemours Inc., 4.725%, 11/15/28	300,000	339,713

Real Estate - 1.2%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	510,829
Store Capital Corp., 4.5%, 3/15/28	200,000	210,772
Welltower Inc., 4.5%, 1/15/24	750,000	805,386

		1,526,987
Utilities - 0.8%
Duke Energy Corp., 3.75%, 9/1/46	650,000	633,723
PacifiCorp., 4.15%, 2/15/50	350,000	389,869

		1,023,592

Total Corporate Notes and Bonds
(Cost $42,011,859)		43,941,325

LONG TERM MUNICIPAL BONDS - 2.0%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,300,820
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	501,605
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	800,000	867,712

Total Long Term Municipal Bonds
(Cost $2,602,304)		2,670,137

MORTGAGE BACKED SECURITIES - 25.2%

Fannie Mae - 16.7%
3%, 9/1/30 Pool # 890696	1,023,375	1,046,113
3%, 12/1/30 Pool # AL8924	422,482	432,115
7%, 11/1/31 Pool # 607515	22,111	24,886
3.5%, 12/1/31 Pool # MA0919	113,213	117,422
6.5%, 3/1/32 Pool # 631377	28,130	31,201
7%, 5/1/32 Pool # 644591	6,273	6,447
6.5%, 6/1/32 Pool # 545691	232,941	268,982
3.5%, 8/1/32 Pool # MA3098	181,454	187,530
5.5%, 11/1/33 Pool # 555880	296,435	328,042
7%, 7/1/34 Pool # 792636	35,591	36,603
4%, 2/1/35 Pool # MA2177	1,169,767	1,232,016
5%, 8/1/35 Pool # 829670	381,569	416,744
5%, 9/1/35 Pool # 820347	477,344	523,596
5%, 9/1/35 Pool # 835699	367,737	401,403
3.5%, 12/1/35 Pool # MA2473	840,381	866,971
5%, 12/1/35 Pool # 850561	127,121	138,959
4%, 6/1/36 Pool # AL8618	344,452	362,784
5.5%, 10/1/36 Pool # 901723	333,584	369,640
6.5%, 10/1/36 Pool # 894118	311,432	351,735
6%, 11/1/36 Pool # 902510	323,719	371,275
6%, 10/1/37 Pool # 947563	390,702	447,926
6.5%, 8/1/38 Pool # 987711	622,056	739,611
4%, 1/1/41 Pool # AB2080	1,239,265	1,306,974

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

MORTGAGE BACKED SECURITIES - continued

Fannie Mae - continued
4.5%, 7/1/41 Pool # AB3274	$476,003	$511,253
5.5%, 7/1/41 Pool # AL6588	953,761	1,059,481
4%, 9/1/41 Pool # AJ1406	850,878	898,431
3.5%, 6/1/42 Pool # AO4136	1,368,328	1,420,634
4%, 6/1/42 Pool # MA1087	332,067	350,218
3.5%, 8/1/42 Pool # AP2133	620,014	643,703
3.5%, 9/1/42 Pool # AB6228	1,083,218	1,124,626
4%, 10/1/42 Pool # AP7363	798,167	841,436
3.5%, 3/1/43 Pool # AT0310	607,076	630,073
4%, 1/1/45 Pool # AS4257	200,240	209,748
4.5%, 2/1/45 Pool # MA2193	732,904	779,333
3.5%, 8/1/45 Pool # AS5645	619,167	638,604
3.5%, 11/1/45 Pool # BA4907	527,459	544,018
3.5%, 12/1/45 Pool # AS6309	285,337	294,295
4.5%, 10/1/46 Pool # MA2783	96,395	101,651
4%, 12/1/46 Pool # BD2379	390,906	409,024
3%, 1/1/47 Pool # BE0108	415,968	424,165
4%, 7/1/48 Pool # MA3415	904,535	936,789

		21,826,457
Freddie Mac - 8.4%
4.5%, 2/1/25 Pool # J11722	125,500	129,555
4.5%, 5/1/25 Pool # J12247	246,429	258,760
8%, 6/1/30 Pool # C01005	10,494	12,251
7%, 3/1/31 Pool # C48129	46,580	47,204
5.5%, 11/1/34 Pool # A28282	558,432	614,602
5.5%, 1/1/37 Pool # G04593	170,206	189,192
4%, 10/1/41 Pool # Q04092	579,031	611,061
3%, 9/1/42 Pool # C04233	1,380,183	1,404,820
3%, 4/1/43 Pool # V80026	1,665,665	1,695,401
3%, 4/1/43 Pool # V80025	1,697,452	1,727,755
3.5%, 8/1/44 Pool # Q27927	571,234	592,755
3%, 7/1/45 Pool # G08653	511,183	518,829
3.5%, 8/1/45 Pool # Q35614	974,491	1,009,158
3%, 10/1/46 Pool # G60722	912,372	928,098
4%, 3/1/47 Pool # Q46801	763,500	800,002
3.5%, 12/1/47 Pool # Q52955	450,644	464,236

		11,003,679
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	41,872	47,930
6.5%, 4/20/31 Pool # 3068	30,352	35,264

		83,194

Total Mortgage Backed Securities
(Cost $32,372,907)		32,913,330

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 26.1%

U.S. Treasury Bonds - 9.5%
6.625%, 2/15/27	2,000,000	2,667,266
4.500%, 5/15/38	2,000,000	2,686,719
3.750%, 8/15/41	1,000,000	1,227,734
3.000%, 5/15/45	1,250,000	1,366,943
2.500%, 5/15/46	1,000,000	994,219
2.250%, 8/15/46	1,250,000	1,180,957
3.000%, 5/15/47	1,000,000	1,095,195
3.375%, 11/15/48	1,010,000	1,188,920

		12,407,953
U.S. Treasury Notes - 16.6%
2.625%, 11/15/20 (F)	3,500,000	3,535,957
3.125%, 5/15/21	1,000,000	1,024,609
2.000%, 11/15/21	2,500,000	2,516,309
2.500%, 8/15/23	2,000,000	2,060,391
2.750%, 11/15/23	2,000,000	2,084,062
2.125%, 3/31/24	1,825,000	1,855,512
2.250%, 11/15/25	3,750,000	3,840,381
1.500%, 8/15/26	750,000	730,928
2.875%, 5/15/28	2,400,000	2,577,094
2.625%, 2/15/29 (F)	1,403,000	1,479,507

		21,704,750

Total U.S. Government and Agency Obligations (Cost $31,796,939)		34,112,703
	Shares

SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional U.S. Government Money Market Fund, 2.31%, Premier Class (G)	2,229,891	2,229,891
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (G) (H)	200,900	200,900

Total Short-Term Investments
(Cost $2,430,791)		2,430,791

TOTAL INVESTMENTS - 99.6% (Cost $125,479,792**)		130,232,546
NET OTHER ASSETS AND LIABILITIES - 0.4%		566,080

TOTAL NET ASSETS - 100.0%		$130,798,626

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Core Bond Fund Portfolio of Investments (unaudited) - continued

**	Aggregate cost for Federal tax purposes was $125,479,792.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of June 30, 2019.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.1% of total net assets.
(E)	All or a portion of these securities, with an aggregate fair value of $195,865, are on loan as part of a securities lending program. See footnote (H) and Note 8 for details on the securities lending program.
(F)	Restricted. The aggregate cost of such securities is $5,493,821. The aggregate value is $5,628,383, representing 4.3% of net assets.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.
DAC	Designated Activity Company.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.

Futures contracts outstanding at June, 2019:
Type	Contracts 20	Expiration Date 9/19/2019	Notional Amount $(2,530,000)	Market Value $(2,559,375)	Unrealized Depreciation $(29,375)

10-Year U.S. Treasury Note					$(29,375)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 89.8%

Communication Services - 5.6%
Altice Luxembourg S.A. (A) (B), 7.625%, 2/15/25	$200,000	$188,125
CenturyLink Inc., 6.45%, 6/15/21	205,000	216,787
Frontier Communications Corp. (A), 8.5%, 4/1/26	150,000	145,500
GrubHub Holdings Inc. (A), 5.5%, 7/1/27	125,000	128,296
Inmarsat Finance PLC (A) (B), 6.5%, 10/1/24	300,000	313,875
Nexstar Broadcasting Inc. (A), 5.625%, 8/1/24	125,000	129,495
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	84,375	84,397

		1,206,475
Consumer Discretionary - 20.9%
Cablevision Systems Corp., 5.875%, 9/15/22	250,000	262,500
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.125%, 5/1/23	350,000	357,328
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	200,000	209,000
Diamond Resorts International Inc. (A) (C), 7.75%, 9/1/23	250,000	257,500
DISH DBS Corp., 6.75%, 6/1/21	300,000	314,625
GameStop Corp. (A) (C), 6.75%, 3/15/21	335,000	328,300
IRB Holding Corp. (A), 6.75%, 2/15/26	250,000	248,750
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (A), 6.75%, 11/15/21	250,000	256,800
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	514,375
Panther BF Aggregator 2 LP / Panther Finance Co. Inc. (A), 6.25%, 5/15/26	125,000	129,844
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	253,438
Scientific Games International Inc. (A), 5%, 10/15/25	250,000	252,500
Service Corp. International/US, 5.375%, 5/15/24	300,000	308,625
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	254,062
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	252,500
Univision Communications Inc. (A), 5.125%, 5/15/23	325,000	317,687

		4,517,834
Consumer Staples - 8.9%
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	259,375
B&G Foods Inc., 4.625%, 6/1/21	250,000	250,313
Dean Foods Co. (A), 6.5%, 3/15/23	195,000	104,325
First Quality Finance Co. Inc. (A), 4.625%, 5/15/21	400,000	399,500
Pilgrim’s Pride Corp. (A), 5.75%, 3/15/25	350,000	355,250
Post Holdings Inc. (A), 5.5%, 3/1/25	250,000	258,125
Simmons Foods Inc. (A), 5.75%, 11/1/24	325,000	295,750
		1,922,638
Energy - 9.9%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 9.5%, 12/15/21	375,000	366,562
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	121,250
Carrizo Oil & Gas Inc. (C), 6.25%, 4/15/23	375,000	361,875
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	125,000	59,688
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	416,000
Sunoco L.P. / Sunoco Finance Corp., 4.875%, 1/15/23	250,000	255,312
Unit Corp., 6.625%, 5/15/21	600,000	543,000

		2,123,687
Financials - 9.1%
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	250,000	258,750
Equinix Inc., 5.875%, 1/15/26	400,000	423,500
Exela Intermediate LLC / Exela Finance Inc. (A), 10%, 7/15/23	250,000	203,125
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	245,543
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	400,000	412,000
Quicken Loans Inc. (A), 5.75%, 5/1/25	200,000	206,250
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	216,250

		1,965,418
Health Care - 6.8%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	500,000	502,500
Avantor Inc. (A), 6%, 10/1/24	200,000	212,800
HCA Inc., 5.875%, 2/15/26	250,000	276,250
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (A) (B) (C), 4.875%, 4/15/20	500,000	481,875

		1,473,425
Industrials - 17.1%
ARD Finance S.A., 7.125% Cash, 7.875 PIK (B), 7.125%, 9/15/23	300,000	306,750
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A) (C), 5.25%, 3/15/25	250,000	251,250
Covanta Holding Corp., 5.875%, 3/1/24	500,000	515,000
DAE Funding LLC (A), 5%, 8/1/24	250,000	260,313
DAE Funding LLC (A), 5.25%, 11/15/21	150,000	155,813
GFL Environmental Inc. (A) (B), 5.375%, 3/1/23	250,000	247,500

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
High Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued

Industrials - continued
Griffon Corp., 5.25%, 3/1/22	$300,000	$298,500
Herc Rentals Inc. (A), 7.5%, 6/1/22	210,000	218,085
Mueller Industries Inc., 6%, 3/1/27	250,000	250,625
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	425,000	423,937
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23	36,000	37,807
Tennant Co., 5.625%, 5/1/25	250,000	258,125
TransDigm Inc., 6%, 7/15/22	250,000	252,500
Waste Pro USA Inc. (A), 5.5%, 2/15/26	200,000	204,500

		3,680,705
Materials - 5.3%
Berry Global Inc., 5.125%, 7/15/23	250,000	255,575
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	545,000	465,975
Sealed Air Corp. (A), 5.125%, 12/1/24	400,000	420,000

		1,141,550
Real Estate - 2.6%
Iron Mountain Inc., 5.75%, 8/15/24	300,000	303,042
Iron Mountain Inc. (A), 4.875%, 9/15/27	250,000	247,813

		550,855
Utilities - 3.6%
AES Corp., 5.5%, 4/15/25	415,000	431,081
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	106,000
Calpine Corp., 5.5%, 2/1/24	250,000	247,500

		784,581

Total Corporate Notes and Bonds
(Cost $19,358,528)		19,367,168
	Shares

EXCHANGE TRADED FUNDS - 1.1%
iShares iBoxx High Yield Corporate Bond ETF (C)	2,750	239,745

Total Exchange Traded Funds
(Cost $235,868)		239,745

SHORT-TERM INVESTMENTS - 16.6%
State Street Institutional U.S. Government Money Market Fund, 2.31%, Premier Class (D)	1,702,389	1,702,389
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (D) (E)	1,883,603	1,883,603

Total Short-Term Investments
(Cost $3,585,992)		3,585,992

TOTAL INVESTMENTS - 107.5% (Cost $23,180,388**)		23,192,905
NET OTHER ASSETS AND LIABILITIES - (7.5%)		(1,609,997)

TOTAL NET ASSETS - 100.0%		$21,582,908

**	Aggregate cost for Federal tax purposes was $23,180,388.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 7.1% of total net assets.
(C)	All or a portion of these securities, with an aggregate fair value of $1,841,088, are on loan as part of a securities lending program. See footnote (E) and Note 8 for details on the securities lending program.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 65.9%

Communication Services - 5.0%
Comcast Corp., Class A	148,000	$6,257,440
Verizon Communications Inc.	102,500	5,855,825

		12,113,265
Consumer Discretionary - 6.1%
Home Depot Inc./The	15,500	3,223,535
McDonald’s Corp.	24,500	5,087,670
Starbucks Corp.	41,000	3,437,030
TJX Cos. Inc./The	57,000	3,014,160

		14,762,395
Consumer Staples - 6.8%
Hershey Co./The	23,000	3,082,690
Nestle S.A., ADR	50,500	5,221,700
PepsiCo Inc.	36,500	4,786,245
Procter & Gamble Co./The	31,500	3,453,975

		16,544,610
Energy - 4.0%
Chevron Corp.	35,000	4,355,400
Exxon Mobil Corp.	70,500	5,402,415

		9,757,815
Financials - 11.4%
BlackRock Inc.	10,400	4,880,720
Chubb Ltd.	24,000	3,534,960
JPMorgan Chase & Co.	50,500	5,645,900
Northern Trust Corp.	34,500	3,105,000
PNC Financial Services Group Inc./The	13,500	1,853,280
Travelers Cos. Inc./The	31,000	4,635,120
US Bancorp	81,000	4,244,400

		27,899,380
Health Care - 8.9%
Amgen Inc.	8,500	1,566,380
Johnson & Johnson	30,500	4,248,040
Medtronic PLC	47,000	4,577,330
Merck & Co. Inc.	52,500	4,402,125
Novartis AG, ADR	39,000	3,561,090
Pfizer Inc.	77,000	3,335,640

		21,690,605
Industrials - 8.4%
Caterpillar Inc.	34,000	4,633,860
Emerson Electric Co.	28,500	1,901,520
Fastenal Co.	133,000	4,334,470
General Dynamics Corp.	19,000	3,454,580
Union Pacific Corp.	16,500	2,790,315
United Technologies Corp.	25,000	3,255,000

		20,369,745
Information Technology - 10.8%
Accenture PLC, Class A	11,700	2,161,809
Analog Devices Inc.	34,000	3,837,580
Automatic Data Processing Inc.	12,200	2,017,026
Cisco Systems Inc.	96,000	5,254,080
Microsoft Corp.	30,000	4,018,800
Paychex Inc.	26,000	2,139,540
TE Connectivity Ltd.	19,500	1,867,710
Texas Instruments Inc.	44,000	5,049,440

		26,345,985
Materials - 2.0%
Linde PLC	24,500	4,919,600

Utilities - 2.5%
Dominion Energy Inc.	32,000	2,474,240
NextEra Energy Inc.	17,500	3,585,050

		6,059,290

Total Common Stocks
(Cost $108,133,624)		160,462,690
	Par Value

ASSET BACKED SECURITIES - 1.5%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$250,000	249,514
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 2.714%, 5/15/23	150,000	150,103
CarMax Auto Owner Trust, Series 2015-2, Class A4, 1.8%, 3/15/21	155,279	155,216
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	200,000	203,395
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	103,531
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	160,642	160,166
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	302,828	305,781
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	133,098	134,858
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	134,579
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	225,907	225,410
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 (A), 2.13%, 5/22/23	120,490	120,274
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	110,000	111,609
John Deere Owner Trust, Series 2018-B, Class A3, 3.08%, 11/15/22	200,000	202,696

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

ASSET BACKED SECURITIES - continued

Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	$500,000	$498,942
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	424,232	423,652
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	390,000	397,512
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	200,000	200,033

Total Asset Backed Securities
(Cost $3,735,413)		3,777,271

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%

Fannie Mae - 1.1%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	343,210	359,722
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	481,000	508,720
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	367,563	414,615
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	299,681	301,069
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	336,499	345,464
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	375,283	388,643
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	450,000	460,095

		2,778,328
Financials - 0.8%
J.P. Morgan Mortgage Trust, Series 2019-2, Class A6 (A) (B) (C)	235,568	241,250
JP Morgan Mortgage Trust, Series 2019-5, Class A4, CMO, VRN (A) (B) (C)	300,000	305,680
JPMorgan Mortgage Trust, Series 2019-3, Class A4, CMO, (A) (B) (C)	545,665	553,800
OBX Trust, Series 2015-1, Class 2A4, CMO, (A) (B) (C)	486,640	489,077
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C)	247,183	253,290

		1,843,097

Total Collateralized Mortgage Obligations (Cost $4,637,131)		4,621,425

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%

Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 1.148%, 1/25/23	6,005,872	119,918
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	200,000	206,595
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	300,000	314,913
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.681%, 11/25/47	300,000	307,598

Total Commercial Mortgage-Backed Securities (Cost $983,557)		949,024

CORPORATE NOTES AND BONDS - 10.2%

Communication Services - 0.5%
AT&T Inc., 4.75%, 5/15/46	500,000	528,007
Comcast Corp., 4.15%, 10/15/28	275,000	303,091
Mars Inc. (A), 3.875%, 4/1/39	150,000	158,832
Verizon Communications Inc., 4.329%, 9/21/28	309,000	342,433

		1,332,363
Consumer Discretionary - 1.4%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	300,000	315,232
Discovery Communications LLC, 5%, 9/20/37	300,000	313,371
DISH DBS Corp., 6.75%, 6/1/21	150,000	157,313
ERAC USA Finance LLC (A), 6.7%, 6/1/34	150,000	200,316
GameStop Corp. (A) (D), 6.75%, 3/15/21	200,000	196,000
General Motors Financial Co. Inc., 3.2%, 7/6/21	150,000	151,317
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	450,000	457,812
Lennar Corp., 4.75%, 4/1/21	350,000	359,187
Lowe’s Cos. Inc., 4.55%, 4/5/49	200,000	214,716
Omnicom Group Inc. / Omnicom Capital Inc., 3.6%, 4/15/26	570,000	583,093
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	350,000	353,336

		3,301,693
Consumer Staples - 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc., 4.9%, 2/1/46	100,000	111,343
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	100,000	96,674

		208,017

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued

Energy - 1.9%
Antero Resources Corp., 5.625%, 6/1/23	200,000	$193,040
Energy Transfer Operating L.P., 5.25%, 4/15/29	100,000	111,734
Enterprise Products Operating LLC, 3.75%, 2/15/25	250,000	264,477
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	575,320
Kinder Morgan Inc., 5.55%, 6/1/45	500,000	578,563
Marathon Oil Corp., 2.7%, 6/1/20	500,000	500,456
MPLX L.P., 4.8%, 2/15/29	150,000	165,210
Phillips 66, 4.65%, 11/15/34	500,000	556,528
Schlumberger Holdings Corp. (A), 4%, 12/21/25	26,000	27,521
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	390,000	405,846
Unit Corp., 6.625%, 5/15/21	200,000	181,000
Valero Energy Corp., 6.625%, 6/15/37	500,000	633,459
Valero Energy Partners L.P., 4.5%, 3/15/28	350,000	371,179

		4,564,333
Financials - 3.5%
Air Lease Corp., 3.75%, 2/1/22	500,000	511,047
Air Lease Corp., 3.625%, 4/1/27	500,000	502,564
American Express Co., 2.5%, 8/1/22	150,000	150,952
American Express Co., 4.2%, 11/6/25	250,000	273,046
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	401,007
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	250,000	252,499
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	200,000	204,935
Bank of Montreal (E), 3.3%, 2/5/24	150,000	155,585
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	258,805
Boston Properties L.P., 3.4%, 6/21/29	400,000	409,720
Capital One Financial Corp., 3.3%, 10/30/24	400,000	410,301
Cboe Global Markets Inc., 3.65%, 1/12/27	300,000	314,941
Fifth Third Bank, 3.35%, 7/26/21	250,000	255,295
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	750,000	767,547
HCP Inc., 3.25%, 7/15/26	350,000	352,737
JPMorgan Chase & Co., 2.972%, 1/15/23	500,000	507,256
JPMorgan Chase & Co., 2.95%, 10/1/26	400,000	407,182
Morgan Stanley, MTN, 3.875%, 1/27/26	200,000	212,602
Morgan Stanley, 4.3%, 1/27/45	500,000	549,153
National Rural Utilities Cooperative Finance Corp., 4.3%, 3/15/49	150,000	169,733
Old Republic International Corp., 3.875%, 8/26/26	450,000	462,674
Regions Financial Corp., 3.2%, 2/8/21	500,000	505,415
Regions Financial Corp., 2.75%, 8/14/22	250,000	251,802
Synchrony Financial, 3.75%, 8/15/21	50,000	50,952
Synchrony Financial, 3.7%, 8/4/26	250,000	248,149

		8,585,899
Health Care - 1.0%
AbbVie Inc., 3.75%, 11/14/23	225,000	234,255
Cigna Corp. (A), 4.375%, 10/15/28	50,000	53,943
Cigna Corp. (A), 4.9%, 12/15/48	100,000	108,734
CVS Health Corp., 5.125%, 7/20/45	400,000	426,566
Humana Inc., 2.5%, 12/15/20	300,000	300,159
Shire Acquisitions Investments Ireland DAC (E), 1.9%, 9/23/19	750,000	748,837
UnitedHealth Group Inc., 2.875%, 3/15/23	300,000	305,771
Zoetis Inc., 3%, 9/12/27	225,000	224,792

		2,403,057
Industrials - 0.4%
Bristol-Myers Squibb Co. (A), 3.4%, 7/26/29	275,000	287,909
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	103,875
Masco Corp., 4.375%, 4/1/26	75,000	78,674
United Rentals North America Inc., 4.625%, 7/15/23	300,000	306,225
WRKCo Inc., 3.9%, 6/1/28	175,000	179,910

		956,593
Information Technology - 1.0%
Analog Devices Inc., 5.3%, 12/15/45	350,000	404,440
Citrix Systems Inc., 4.5%, 12/1/27	85,000	87,951
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	175,000	220,937
Intel Corp., 3.734%, 12/8/47	435,000	454,888
Oracle Corp., 4%, 7/15/46	500,000	536,061
Thomson Reuters Corp. (E), 4.3%, 11/23/23	600,000	638,533

		2,342,810
Materials - 0.1%
DuPont de Nemours Inc., 4.725%, 11/15/28	295,000	334,051

Real Estate - 0.3%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	100,000	102,166
Store Capital Corp., 4.5%, 3/15/28	200,000	210,772
Welltower Inc., 4.5%, 1/15/24	375,000	402,693

		715,631
Utilities - 0.0%
PacifiCorp., 4.15%, 2/15/50	100,000	111,391

Total Corporate Notes and Bonds
(Cost $23,613,648)		24,855,838

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

LONG TERM MUNICIPAL BONDS - 1.0%

Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	$1,000,000	$1,300,820
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	501,605
Rancho Water District Financing Authority Revenue, (Prefunded 8/1/20 @ $100), 6.337%, 8/1/40	5,000	5,222
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	620,000	646,852
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	70,000	70,210

Total Long Term Municipal Bonds
(Cost $2,484,000)		2,524,709

MORTGAGE BACKED SECURITIES - 7.4%

Fannie Mae - 5.2%
3%, 9/1/30 Pool # 890696	484,757	495,527
3%, 12/1/30 Pool # AL8924	337,986	345,692
7%, 11/1/31 Pool # 607515	22,111	24,886
3.5%, 12/1/31 Pool # MA0919	141,517	146,778
7%, 5/1/32 Pool # 644591	3,449	3,544
3.5%, 8/1/32 Pool # MA3098	181,454	187,530
5.5%, 10/1/33 Pool # 254904	121,625	135,093
5.5%, 11/1/33 Pool # 555880	296,435	328,042
5%, 5/1/34 Pool # 780890	385,404	421,313
7%, 7/1/34 Pool # 792636	17,035	17,520
4%, 2/1/35 Pool # MA2177	562,388	592,315
5%, 9/1/35 Pool # 820347	195,093	213,996
5%, 9/1/35 Pool # 835699	153,930	168,023
5%, 12/1/35 Pool # 850561	53,178	58,130
5.5%, 9/1/36 Pool # 831820	280,415	313,584
5.5%, 10/1/36 Pool # 901723	125,094	138,615
5.5%, 12/1/36 Pool # 903059	166,302	178,332
4%, 1/1/41 Pool # AB2080	550,784	580,877
4.5%, 7/1/41 Pool # AB3274	150,044	161,156
5.5%, 7/1/41 Pool # AL6588	550,247	611,239
4%, 9/1/41 Pool # AJ1406	378,168	399,303
4%, 10/1/41 Pool # AJ4046	494,904	523,577
3.5%, 6/1/42 Pool # AO4134	403,103	418,511
3.5%, 6/1/42 Pool # AO4136	513,123	532,738
3.5%, 8/1/42 Pool # AP2133	516,678	536,419
4%, 10/1/42 Pool # AP7363	420,088	442,861
3%, 2/1/43 Pool # AL3072	632,072	644,902
3%, 2/1/43 Pool # AB8486	863,409	878,284
3.5%, 3/1/43 Pool # AT0310	386,321	400,956
4%, 1/1/45 Pool # AS4257	144,618	151,485
4.5%, 2/1/45 Pool # MA2193	413,880	440,100
3.5%, 4/1/45 Pool # MA2229	407,111	419,891
3.5%, 11/1/45 Pool # BA4907	527,459	544,018
3.5%, 12/1/45 Pool # AS6309	107,001	110,361
4%, 7/1/48 Pool # MA3415	678,401	702,591
3.5%, 1/1/49 Pool # MA3574	475,831	487,225

		12,755,414
Freddie Mac - 2.2%
4.5%, 2/1/25 Pool # J11722	75,300	77,733
4.5%, 5/1/25 Pool # J12247	69,308	72,776
8%, 6/1/30 Pool # C01005	8,395	9,801
6.5%, 1/1/32 Pool # C62333	73,204	81,820
3.5%, 11/1/40 Pool # G06168	260,357	268,777
4.5%, 9/1/41 Pool # Q03516	426,887	458,798
4%, 10/1/41 Pool # Q04092	579,031	611,061
3%, 9/1/42 Pool # C04233	441,658	449,542
3%, 4/1/43 Pool # V80025	678,981	691,102
3%, 4/1/43 Pool # V80026	666,266	678,160
3.5%, 8/1/45 Pool # Q35614	649,661	672,772
3%, 10/1/46 Pool # G60722	504,716	513,416
4%, 3/1/47 Pool # Q46801	610,800	640,002

		5,225,760
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	24,996	29,041

Total Mortgage Backed Securities
(Cost $17,777,238)		18,010,215

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%

Federal Home Loan Bank - 0.1%
2.000%, 12/21/23 (F)	350,000	349,665

U.S. Treasury Bonds - 2.7%
6.625%, 2/15/27	1,100,000	1,466,996
3.000%, 5/15/42	1,000,000	1,095,000
2.500%, 2/15/45	1,000,000	996,211
2.500%, 5/15/46	750,000	745,664
2.250%, 8/15/46	750,000	708,574
3.000%, 5/15/47	400,000	438,078
3.000%, 2/15/48	300,000	328,653
3.375%, 11/15/48	700,000	824,004

		6,603,180

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - continued

U.S. Treasury Notes - 5.3%
2.625%, 11/15/20 (G)	$1,500,000	$1,515,410
3.125%, 5/15/21	1,000,000	1,024,609
2.000%, 11/15/21	1,000,000	1,006,523
1.750%, 5/15/22	1,750,000	1,751,299
2.500%, 8/15/23	1,000,000	1,030,195
2.125%, 3/31/24	1,200,000	1,220,063
2.250%, 11/15/25	1,750,000	1,792,178
2.875%, 5/15/28	1,500,000	1,610,684
2.625%, 2/15/29 (G)	1,800,000	1,898,156

		12,849,117

Total U.S. Government and Agency Obligations (Cost $18,833,673)		19,801,962
	Shares

SHORT-TERM INVESTMENTS - 3.6%

State Street Institutional U.S. Government Money Market Fund, 2.31%, Premier Class (H)	8,556,446	8,556,446
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (H) (I)	200,900	200,900

Total Short-Term Investments
(Cost $8,757,346)		8,757,346

TOTAL INVESTMENTS - 100.0% (Cost $188,955,630**)		243,760,480
NET OTHER ASSETS AND LIABILITIES - 0.0%		(109,293)

TOTAL NET ASSETS - 100.0%		$243,651,187

**	Aggregate cost for Federal tax purposes was $188,955,630.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of June 30, 2019.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	All or a portion of these securities, with an aggregate fair value of $195,865, are on loan as part of a securities lending program. See footnote (I) and Note 8 for details on the securities lending program.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.6% of total net assets.
(F)	Stepped rate security. Rate shown is as of June 30, 2019.
(G)	Restricted. The aggregate cost of such securities is $3,333,295. The aggregate value is $3,413,566, representing 1.40% of net assets.
(H)	7-day yield.
(I)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
DAC	Designated Activity Company.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMICS	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 98.5%

Communication Services - 10.1%
Discovery Inc., Class C *	350,000	$9,957,500
Verizon Communications Inc.	150,000	8,569,500
Walt Disney Co./The	58,500	8,168,940

		26,695,940
Consumer Discretionary - 4.5%
Lowe’s Cos. Inc.	66,000	6,660,060
Toll Brothers Inc.	145,000	5,309,900

		11,969,960
Consumer Staples - 7.5%
Mondelez International Inc., Class A	127,500	6,872,250
Procter & Gamble Co./The	118,000	12,938,700

		19,810,950
Energy - 4.9%
Chevron Corp.	26,000	3,235,440
EOG Resources Inc.	103,000	9,595,480

		12,830,920
Financials - 26.3%
Capital Markets - 2.4%
Cboe Global Markets Inc.	62,500	6,476,875

Commercial Banks - 11.2%
Bank of America Corp.	286,000	8,294,000
JPMorgan Chase & Co.	110,000	12,298,000
US Bancorp	171,000	8,960,400

		29,552,400
Consumer Finance - 4.3%
American Express Co.	91,500	11,294,760

Insurance - 8.4%
Aon PLC	59,800	11,540,204
MetLife Inc.	96,000	4,768,320
Principal Financial Group Inc.	99,500	5,763,040

		22,071,564

		69,395,599
Health Care - 7.3%
Baxter International Inc.	157,000	12,858,300
Eli Lilly & Co.	57,000	6,315,030

		19,173,330
Industrials - 7.0%
Caterpillar Inc.	19,000	2,589,510
Jacobs Engineering Group Inc.	187,000	15,780,930

		18,370,440
Information Technology - 10.6%
Broadcom Inc.	27,400	7,887,364
First Data Corp., Class A *	338,000	9,149,660
First Solar Inc. *	166,000	10,902,880

		27,939,904
Materials - 8.0%
Barrick Gold Corp.	736,000	11,606,720
BHP Group Ltd., ADR	50,500	2,934,555
Cleveland-Cliffs Inc. (B)	617,000	6,583,390

		21,124,665
Real Estate - 4.9%
Boston Properties Inc., REIT	48,000	6,192,000
Prologis Inc., REIT	83,500	6,688,350

		12,880,350
Utilities - 7.4%
AES Corp.	386,000	6,469,360
Sempra Energy	96,000	13,194,240

		19,663,600

Total Common Stocks
(Cost $216,473,353)		259,855,658

SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional U.S. Government Money Market Fund, 2.31%, Premier Class (A)	4,195,089	4,195,089

Total Short-Term Investments
(Cost $4,195,089)		4,195,089

TOTAL INVESTMENTS - 100.1% (Cost $220,668,442**)		264,050,747
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(155,647)

TOTAL NET ASSETS - 100.0%		$263,895,100

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $220,668,442.
(A)	7-day yield.
(B)	All or a portion of these securities, with an aggregate fair value of $6,451,722 are on loan as part of a securities lending program. See Note 8 for details on the securities lending program.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 94.5%

Consumer Discretionary - 22.0%
Booking Holdings Inc. *	2,600	$4,874,246
CarMax Inc. *	110,705	9,612,515
Dollar Tree Inc. *	81,964	8,802,114
Lowe’s Cos. Inc.	96,807	9,768,794
Omnicom Group Inc.	58,177	4,767,605
Starbucks Corp.	30,621	2,566,959
TJX Cos. Inc./The	149,134	7,886,206

		48,278,439
Energy - 2.0%
Exxon Mobil Corp.	55,809	4,276,644

Financials - 18.9%
Berkshire Hathaway Inc., Class B *	47,041	10,027,730
Brookfield Asset Management Inc., Class A (B)	200,822	9,595,275
Charles Schwab Corp./The	99,698	4,006,863
Progressive Corp./The	95,568	7,638,750
US Bancorp	193,166	10,121,898

		41,390,516
Health Care - 9.5%
Alcon Inc. *	19,598	1,216,056
Danaher Corp.	47,700	6,817,284
Novartis AG, ADR	89,916	8,210,230
Varian Medical Systems Inc. *	33,643	4,579,821

		20,823,391
Industrials - 11.2%
Copart Inc. *	80,504	6,016,869
Jacobs Engineering Group Inc.	139,572	11,778,481
PACCAR Inc.	92,617	6,636,934

		24,432,284
Information Technology - 21.6%
Accenture PLC, Class A	24,979	4,615,370
Alphabet Inc., Class C *	8,613	9,309,878
Analog Devices Inc.	46,726	5,273,964
CDW Corp.	62,205	6,904,755
Cognizant Technology Solutions Corp., Class A	119,347	7,565,406
TE Connectivity Ltd.	71,959	6,892,233
Visa Inc., Class A	39,557	6,865,117

		47,426,723
Materials - 7.7%
Linde PLC	32,516	6,529,213
PPG Industries Inc.	89,110	10,400,028

		16,929,241
Real Estate - 1.6%
American Tower Corp.	17,230	3,522,674

Total Common Stocks
(Cost $147,387,226)		207,079,912
SHORT-TERM INVESTMENTS - 5.5%
State Street Institutional U.S. Government Money Market Fund, 2.31%, Premier Class (A)	11,947,735	11,947,735

Total Short-Term Investments
(Cost $11,947,735)		11,947,735

TOTAL INVESTMENTS - 100.0% (Cost $159,334,961**)		219,027,647
NET OTHER ASSETS AND LIABILITIES - 0.0%		9,042

TOTAL NET ASSETS - 100.0%		$219,036,689

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $159,334,961.
(A)	7-day yield.
(B)	All or a portion of these securities, with an aggregate fair value of $4,012,899 are on loan as part of a securities lending program. See Note 8 for details on the securities lending program.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 94.9%

Consumer Discretionary - 29.5%
Household Durables - 2.7%
Mohawk Industries Inc. *	32,110	$4,735,262

Media - 7.3%
Liberty Broadband Corp., Class C *	91,285	9,513,722
Liberty Global PLC, Series C *	126,979	3,368,753

		12,882,475
Multiline Retail - 4.9%
Dollar Tree Inc. *	81,843	8,789,120

Specialty Retail - 14.6%
CarMax Inc. *	95,965	8,332,641
Floor & Decor Holdings Inc., Class A *	111,076	4,654,085
O’Reilly Automotive Inc. *	18,832	6,955,034
Ross Stores Inc.	60,653	6,011,925

		25,953,685

		52,360,542
Consumer Staples - 1.1%
Brown-Forman Corp., Class B	36,623	2,030,013

Financials - 28.6%
Capital Markets - 3.8%
Brookfield Asset Management Inc., Class A (B)	140,442	6,710,319

Commercial Banks - 1.9%
Glacier Bancorp Inc.	85,454	3,465,159

Insurance - 22.9%
Arch Capital Group Ltd. *	288,531	10,698,729
Brown & Brown Inc.	220,100	7,373,350
Kemper Corp.	42,485	3,666,031
Markel Corp. *	7,751	8,445,490
Progressive Corp./The	65,076	5,201,525
WR Berkley Corp.	78,106	5,149,528

		40,534,653

		50,710,131
Health Care - 5.2%
Elanco Animal Health Inc. *	84,340	2,850,692
Laboratory Corp. of America Holdings *	36,373	6,288,892

		9,139,584
Industrials - 15.3%
Copart Inc. *	96,607	7,220,408
Expeditors International of Washington Inc.	44,492	3,375,163
Fastenal Co.	151,100	4,924,349
HD Supply Holdings Inc. *	102,822	4,141,670
IHS Markit Ltd. *	117,007	7,455,686

		27,117,276
Information Technology - 9.3%
Alliance Data Systems Corp.	14,085	1,973,731
Amphenol Corp., Class A	50,583	4,852,933
CDW Corp.	57,840	6,420,240
TE Connectivity Ltd.	32,998	3,160,549

		16,407,453
Materials - 5.9%
Axalta Coating Systems Ltd. *	221,023	6,579,855
NewMarket Corp.	9,527	3,819,755

		10,399,610

Total Common Stocks
(Cost $94,412,674)		168,164,609

SHORT-TERM INVESTMENTS - 5.3%
State Street Institutional U.S. Government Money Market Fund, 2.31%, Premier Class (A)	9,367,819	9,367,819

Total Short-Term Investments
(Cost $9,367,819)		9,367,819

TOTAL INVESTMENTS - 100.2% (Cost $103,780,493**)		177,532,428
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(349,706)

TOTAL NET ASSETS - 100.0%		$177,182,722

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $103,780,493.
(A)	7-day yield.
(B)	All or a portion of these securities, with an aggregate fair value of $533,464 are on loan as part of a securities lending program. See Note 8 for details on the securities lending program.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 94.1%

Australia - 2.6%
Amcor Ltd.	34,681	$394,191
BHP Group PLC	19,058	487,684

		881,875
Belgium - 2.6%
Anheuser-Busch InBev S.A.	9,822	869,364

Canada - 5.3%
Canadian National Railway Co.	4,001	370,296
National Bank of Canada	8,321	395,288
Rogers Communications Inc., Class B (A)	6,600	353,297
Suncor Energy Inc.	20,768	647,835

		1,766,716
China - 1.7%
Ping An Insurance Group Co. of China Ltd., Class H	46,500	558,355

Denmark - 1.5%
Carlsberg AS, Class B	3,905	517,680

Finland - 2.5%
Nordea Bank Abp	49,166	356,959
Sampo Oyj, Class A	9,921	468,168

		825,127
France - 12.9%
Air Liquide S.A.	3,681	515,046
Atos SE	4,400	367,838
Cie Generale des Etablissements Michelin	2,688	340,956
Engie S.A.	28,516	432,557
Safran S.A.	5,264	771,257
Sanofi	9,336	805,858
Vinci S.A.	4,666	477,832
Vivendi S.A.	21,852	601,568

		4,312,912
Germany - 5.0%
Fresenius SE & Co. KGaA	4,375	237,199
SAP SE	8,803	1,208,795
Vonovia SE	4,417	210,948

		1,656,942
India - 1.1%
ICICI Bank Ltd., ADR	29,592	372,563

Ireland - 3.7%
Medtronic PLC	9,227	898,617
Ryanair Holdings PLC, ADR *	5,490	352,129

		1,250,746
Israel - 1.2%
Bank Leumi Le-Israel BM (B)	53,610	387,378

Japan - 12.7%
Daiwa House Industry Co. Ltd.	24,635	717,697
Hitachi Ltd.	6,900	252,730
Kao Corp.	5,430	413,489
Makita Corp.	11,300	383,602
Nexon Co. Ltd. *	31,200	452,019
Pan Pacific International Holdings Corp.	4,754	301,603
Shin-Etsu Chemical Co. Ltd.	6,200	577,072
Sumitomo Mitsui Financial Group Inc.	14,300	504,807
Suzuki Motor Corp.	7,100	333,483
Yamaha Corp.	6,200	294,430

		4,230,932
Netherlands - 7.4%
ABN AMRO Group N.V. (C)	14,552	311,333
Koninklijke DSM N.V.	3,758	464,499
Royal Dutch Shell PLC, Class A	34,062	1,112,787
Wolters Kluwer N.V.	7,829	569,929

		2,458,548
Norway - 2.3%
Equinor ASA	15,984	315,635
Telenor ASA	21,830	463,447

		779,082
Singapore - 2.7%
DBS Group Holdings Ltd.	31,990	613,792
NetLink NBN Trust	415,100	273,052

		886,844
South Korea - 1.2%
Samsung Electronics Co. Ltd.	9,892	402,654

Spain - 1.4%
Red Electrica Corp. S.A.	22,924	477,415

Sweden - 3.5%
Assa Abloy AB, Class B	32,342	731,044
Epiroc AB, Class A	42,595	443,465

		1,174,509
Switzerland - 4.8%
ABB Ltd.	13,789	276,712
Novartis AG	14,406	1,316,344

		1,593,056

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
International Stock Fund Portfolio of Investments (unaudited) - continued

	Shares	Value (Note 2)

COMMON STOCKS - continued

United Kingdom - 18.0%
Aon PLC	5,263	$1,015,653
Compass Group PLC	20,194	483,928
Diageo PLC	10,042	431,556
Ferguson PLC *	4,614	328,135
Howden Joinery Group PLC	23,633	152,164
Informa PLC	41,881	444,110
Network International Holdings PLC * (C)	22,634	170,452
Prudential PLC	35,915	782,671
RELX PLC	35,490	860,621
RSA Insurance Group PLC	44,663	327,160
Unilever PLC	12,599	783,124
Weir Group PLC/The	10,819	212,483

		5,992,057

Total Common Stocks
(Cost $26,814,035)		31,394,755

PREFERRED STOCK - 1.7%
Germany - 1.7%
Volkswagen AG	3,448	581,129

Total Preferred Stocks
(Cost $653,614)		581,129

Short-Term Investments - 4.8%
United States - 4.8%
State Street Institutional U.S. Government Money Market Fund, 2.31%, Premier Class (D)	1,237,905	1,237,905
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (D) (E)	349,553	349,553

Total Short-Term Investments
(Cost $1,587,458)		1,587,458

TOTAL INVESTMENTS - 100.6% (Cost $29,055,107**)		33,563,342
NET OTHER ASSETS AND LIABILITIES - (0.6%)		(210,348)

TOTAL NET ASSETS - 100.0%		$33,352,994

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $29,055,107.
(A)	All or a portion of these securities, with an aggregate fair value of $335,927, are on loan as part of a securities lending program. See footnote (E) and Note 8 for details on the securities lending program.
(B)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
(C)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.” The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

OTHER INFORMATION:
Sector Concentration	% of Net Assets

Collateral for Securities on Loan	1.1%
Communication Services	5.1%
Consumer Discretionary	12.6%
Consumer Staples	9.0%
Energy	6.2%
Financials	18.3%
Health Care	9.8%
Industrials	13.3%
Information Technology	8.6%
Materials	7.3%
Real Estate	2.9%
Short-Term Investments	3.7%
Utilities	2.7%
Net Other Assets and Liabilities	(0.6)%

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 95.5%

Alternative Funds - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy	22,487	$368,112

Bond Funds - 73.6%
iShares 20+ Year Treasury Bond ETF	25,096	3,333,000
Schwab Intermediate-Term U.S. Treasury ETF	148,235	8,146,996
Schwab U.S. TIPS ETF	164,589	9,268,006
Vanguard Short-Term Corporate Bond ETF	82,659	6,668,928

		27,416,930
Foreign Stock Funds - 6.0%
iShares Edge MSCI Minimum Volatility EAFE ETF	15,320	1,112,845
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	12,614	742,460
iShares MSCI Japan ETF	3,383	184,644
iShares MSCI United Kingdom ETF	5,763	186,260

		2,226,209
Stock Funds - 14.9%
iShares Core S&P 500 ETF	5,040	1,485,540
iShares U.S. Home Construction ETF	9,665	369,396
Schwab Fundamental U.S. Large Co. Index ETF	9,498	371,467
Schwab U.S. Dividend Equity ETF	13,976	741,706
Vanguard Dividend Appreciation ETF	9,667	1,113,252
Vanguard Financials ETF	5,366	370,308
Vanguard Information Technology ETF	5,286	1,114,765

		5,566,434

TOTAL INVESTMENTS - 95.5% (Cost $33,851,777**)		35,577,685
NET OTHER ASSETS AND LIABILITIES - 4.5%		1,680,065

TOTAL NET ASSETS - 100.0%		$37,257,750

**	Aggregate cost for Federal tax purposes was $33,851,777.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 96.1%

Alternative Funds - 2.0%
Invesco Optimum Yield Diversified Commodity Strategy	79,671	$$1,304,214

Bond Funds - 50.0%
iShares 20+ Year Treasury Bond ETF	34,226	4,545,555
Schwab Intermediate-Term U.S. Treasury ETF	177,270	9,742,759
Schwab U.S. TIPS ETF	173,092	9,746,811
Vanguard Long-Term Corporate Bond ETF	6,827	661,332
Vanguard Short-Term Corporate Bond ETF	96,586	7,792,558

		32,489,015
Foreign Stock Funds - 14.0%
iShares Edge MSCI Minimum Volatility EAFE ETF	62,697	4,554,310
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	44,253	2,604,732
iShares MSCI Japan ETF	11,956	652,558
iShares MSCI United Kingdom ETF	20,107	649,858
SPDR S&P China ETF	6,828	652,689

		9,114,147
Stock Funds - 30.1%
iShares Core S&P 500 ETF	26,510	7,813,822
iShares U.S. Home Construction ETF	16,919	646,644
Schwab Fundamental U.S. Large Co. Index ETF	33,151	1,296,536
Schwab U.S. Dividend Equity ETF	24,522	1,301,383
Vanguard Dividend Appreciation ETF	45,213	5,206,729
Vanguard Financials ETF	9,412	649,522
Vanguard Information Technology ETF	12,330	2,600,274

		19,514,910

TOTAL INVESTMENTS - 96.1% (Cost $59,205,105**)		62,422,286
NET OTHER ASSETS AND LIABILITIES - 3.9%		2,528,493

TOTAL NET ASSETS - 100.0%		$64,950,779

**	Aggregate cost for Federal tax purposes was $59,205,105.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 96.3%

Alternative Funds - 3.0%
Invesco Optimum Yield Diversified Commodity Strategy	70,594	$1,155,624

Bond Funds - 40.1%
iShares 20+ Year Treasury Bond ETF	14,474	1,922,292
Schwab Intermediate-Term U.S. Treasury ETF	90,701	4,984,927
Schwab U.S. TIPS ETF	81,820	4,607,284
Vanguard Long-Term Corporate Bond ETF	3,968	384,380
Vanguard Short-Term Corporate Bond ETF	42,821	3,454,799

		15,353,682
Foreign Stock Funds - 18.1%
iShares Edge MSCI Minimum Volatility EAFE ETF	42,400	3,079,936
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	32,581	1,917,718
iShares MSCI Japan ETF	10,592	578,111
iShares MSCI United Kingdom ETF	17,765	574,165
SPDR S&P China ETF	8,043	768,830

		6,918,760
Stock Funds - 35.1%
iShares Core S&P 500 ETF	18,231	5,373,587
iShares U.S. Home Construction ETF	10,095	385,831
Schwab Fundamental U.S. Large Co. Index ETF	19,583	765,891
Schwab U.S. Dividend Equity ETF	14,487	768,825
Vanguard Dividend Appreciation ETF	33,385	3,844,617
Vanguard Financials ETF	5,632	388,664
Vanguard Information Technology ETF	9,109	1,920,997

		13,448,412

TOTAL INVESTMENTS - 96.3% (Cost $34,940,162**)		36,876,478
NET OTHER ASSETS AND LIABILITIES - 3.7%		1,432,908

TOTAL NET ASSETS - 100.0%		$38,309,386

**	Aggregate cost for Federal tax purposes was $34,940,162.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 96.2%

Alternative Funds - 4.0%
Invesco Optimum Yield Diversified Commodity Strategy	60,882	$996,638

Bond Funds - 30.0%
iShares 20+ Year Treasury Bond ETF	5,614	745,595
Schwab Intermediate-Term U.S. Treasury ETF	49,650	2,728,764
Schwab U.S. TIPS ETF	39,708	2,235,958
Vanguard Long-Term Corporate Bond ETF	2,567	248,665
Vanguard Short-Term Corporate Bond ETF	18,457	1,489,111

		7,448,093
Foreign Stock Funds - 22.1%
iShares Edge MSCI Minimum Volatility EAFE ETF	30,766	2,234,842
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	25,359	1,492,631
iShares MSCI Japan ETF	9,130	498,315
iShares MSCI United Kingdom ETF	15,439	498,989
SPDR S&P China ETF	7,799	745,506

		5,470,283
Stock Funds - 40.1%
iShares Core S&P 500 ETF	13,472	3,970,872
iShares U.S. Home Construction ETF	6,459	246,863
Schwab Fundamental U.S. Large Co. Index ETF	12,730	497,870
Schwab U.S. Dividend Equity ETF	9,372	497,372
Vanguard Dividend Appreciation ETF	25,913	2,984,141
Vanguard Financials ETF	3,644	251,473
Vanguard Information Technology ETF	7,073	1,491,625

		9,940,216

TOTAL INVESTMENTS - 96.2% (Cost $22,618,948**)		23,855,230
NET OTHER ASSETS AND LIABILITIES - 3.8%		950,813

TOTAL NET ASSETS - 100.0%		$24,806,043

**	Aggregate cost for Federal tax purposes was $22,618,948.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Statements of Assets and Liabilities as of June 30, 2019 (unaudited)

	Conservative	Moderate	Aggressive	Core	High	Diversified
	Allocation	Allocation	Allocation	Bond	Income	Income
	Fund	Fund	Fund	Fund	Fund	Fund

Assets:
Investments in unaffiliated securities,
at fair value†§	$70,072,914	$110,626,070	$37,057,389	$130,232,546	$23,192,905	$243,760,480
Investments in affiliated securities,
at fair value‡1	52,788,369	87,849,430	27,201,226	–	–	–
Cash	–	–	–	487,553	–	–
Foreign currency (cost of $27,392)(Note 2)	–	–	–	–	–	–
Receivables:
Investments sold	–	–	–	516,155	–	298,479
Fund shares sold	120	11,861	2,418	5,507	888	4,233
Dividends and interest	110,679	190,667	61,822	845,327	288,898	728,690
Due from Adviser	9,776	16,072	5,162	–	–	–

Total assets	122,981,858	198,694,100	64,328,017	132,087,088	23,482,691	244,791,882

Liabilities:
Payables:
Investments purchased	37,645	106,009	38,658	938,204	–	497,256
Fund shares repurchased	272,815	207,467	1,418	35,957	266	235,803
Upon return of securities loaned	2,164,460	628,263	481,400	200,900	1,883,603	200,900
Management fees	29,330	48,217	15,485	58,995	13,457	139,360
Audit and trustee fees	8,139	13,426	4,347	9,141	1,525	15,907
Service agreement fees	–	–	–	–	–	–
Distribution fees - Class II	4,548	4,239	301	5,908	932	6,970
Dividends	–	–	–	9,982	–	44,499
Variation margin payable	–	–	–	29,375	–	–
Total liabilities	2,516,937	1,007,621	541,609	1,288,462	1,899,783	1,140,695

Net assets applicable to outstanding capital stock	$120,464,921	$197,686,479	$63,786,408	$130,798,626	$21,582,908	$243,651,187

Net assets consist of:
Paid-in capital in excess of par	$111,742,166	$176,564,822	$55,366,841	$124,381,161	$22,898,138	$176,972,933
Accumulated distributable earnings (loss)	8,722,755	21,121,657	8,419,567	6,417,465	(1,315,230)	66,678,254

Net Assets	$120,464,921	$197,686,479	$63,786,408	$130,798,626	$21,582,908	$243,651,187

Class I Shares:
Net Assets	$98,281,130	$176,926,678	$62,305,642	$102,079,714	$17,054,508	$209,597,174
Shares of beneficial interest outstanding	9,791,191	17,338,948	6,914,915	10,252,310	2,002,950	10,778,004
Net Asset Value and redemption price per share	$10.04	$10.20	$9.01	$9.96	$8.51	$19.45

Class II Shares:
Net Assets	$22,183,791	$20,759,801	$1,480,766	$28,718,912	$4,528,400	$34,054,013
Shares of beneficial interest outstanding	2,209,714	2,036,663	165,087	2,896,471	531,376	1,767,282
Net Asset Value and redemption price per share	$10.04	$10.19	$8.97	$9.92	$8.52	$19.27

†Cost of Investments in unaffiliated securities	$68,046,886	$106,631,441	$35,811,817	$125,479,792	$23,180,388	$188,955,630
‡Cost of investments in affiliated securities	$46,753,916	$71,451,950	$20,963,147	$–	$–	$–
§Fair Value of securities on loan	$6,908,847	$6,649,340	$2,228,889	$195,865	$1,841,088	$195,865
[1]See Note 11 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Statements of Assets and Liabilities as of June 30, 2019 (unaudited)

Large Cap Value Fund	Large Cap Growth Fund	Mid Cap Fund	International Stock Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund

$264,050,747	$219,027,647	$177,532,428	$33,563,342	$35,577,685	$62,422,286	$36,876,478	$23,855,230
–	–	–	–	–	–	–	–
–	546	382	–	2,240,350	4,146,252	2,527,117	1,730,171
–	–	–	27,390	–	–	–	–

–	107,873	–	111,669	780,079	1,332,524	786,975	715,801
1,250	1,231	844	578	203,150	–	–	–
289,726	244,959	100,749	187,734	5,848	19,312	14,608	11,498
–	–	–	–	–	–	–	–

264,341,723	219,382,256	177,634,403	33,890,713	38,807,112	67,920,374	40,205,178	26,312,700

–	–	–	136,073	1,540,287	2,882,579	1,779,715	1,454,134
300,958	186,064	309,471	16,993	–	71,253	106,796	46,591
–	–	–	349,553	–	–	–	–
127,451	141,718	129,239	30,959	7,563	13,136	7,734	4,943
17,359	13,990	11,221	2,088	–	–	–	–
–	–	–	–	1,512	2,627	1,547	989
855	3,795	1,750	2,053	–	–	–	–
–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–

446,623	345,567	451,681	537,719	1,549,362	2,969,595	1,895,792	1,506,657

$263,895,100	$219,036,689	$177,182,722	33,352,994	37,257,750	64,950,779	38,309,386	24,806,043

$208,795,983	$146,880,817	89,763,262	33,929,000	35,177,144	60,486,042	35,524,401	23,015,939
55,099,117	72,155,872	87,419,460	(576,006)	2,080,606	4,464,737	2,784,985	1,790,104

$263,895,100	$219,036,689	$177,182,722	$33,352,994	$37,257,750	$64,950,779	$38,309,386	$24,806,043

$259,647,684	$200,332,588	$168,540,584	$23,221,113	$37,257,750	$64,950,779	$38,309,386	$24,806,043
10,219,391	9,808,370	9,008,989	2,029,805	4,701,603	8,172,321	5,293,685	2,018,633
$25.41	$20.42	$18.71	$11.44	$7.92	$7.95	$7.24	$12.29

4,247,416	$18,704,101	$8,642,138	$10,131,881
169,655	935,054	475,531	890,978
$25.04	$20.00	$18.17	$11.37

$220,668,442	$159,334,961	$103,780,493	$29,055,107	$33,851,777	$59,205,105	$34,940,162	$22,618,948
$–	$–	$–	$–	$–	$–	$–	$–
$6,451,722	$4,012,899	$533,464	$335,927	$–	$–	$–	$–

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Statements of Operations for the Period Ended June 30, 2019 (unaudited)

	Conservative	Moderate	Aggressive	Core	High	Diversified
	Allocation	Allocation	Allocation	Bond	Income	Income
	Fund	Fund	Fund	Fund	Fund	Fund

Investment Income:
Interest	$39,422	$80,674	$28,330	$2,253,769	$637,628	$1,392,176
Dividends
Unaffiliated issuers	693,837	1,108,079	365,826	–	1,061	2,212,381
Affiliated issuers[1]	538,368	662,214	144,426	–	–	–
Less: Foreign taxes withheld/reclaimed	–	–	–	–	–	(36,747)
Income from securities lending	24,065	35,255	11,226	858	4,525	641

Total investment income	1,295,692	1,886,222	549,808	2,254,627	643,214	3,568,451
Expenses:[2]
Management fees	177,975	295,653	95,978	359,179	82,701	834,577
Service agreement fees	–	–	–	–	–	–
Audit and trustee fees	13,881	22,899	7,400	15,607	2,601	27,088
Distribution fees – Class II	27,667	25,681	1,922	36,086	5,762	41,728
Other expenses	–	–	–	–	–	–

Total expenses before reimbursement/waiver	219,523	344,233	105,300	410,872	91,064	903,393

Less reimbursement/waiver[2]	(59,325)	(98,551)	(31,993)	–	–	–

Total expenses net of waiver	160,198	245,682	73,307	410,872	91,064	903,393

Net Investment Income (Loss)	1,135,494	1,640,540	476,501	1,843,755	552,150	2,665,058
Net Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options purchased	–	–	–	(28,287)	–	–
Options written	–	–	–	21,668	–	–
Unaffiliated issuers	(255,498)	(313,198)	453,690	(150,450)	(94,337)	9,904,378
Affiliated issuers[1]	(115,765)	(431,760)	66,624	–	–	–
Capital gain distributions received from underlying funds
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options purchased	–	–	–	8,717	–	–
Options written	–	–	–	(1,317)	–	–
Futures	–	–	–	(29,375)	–	–
Unaffiliated issuers	4,675,040	9,514,350	3,475,077	6,093,249	1,199,106	16,066,524
Affiliated issuers[1]	4,926,120	10,995,596	3,689,515	–	–	–

Net Realized and Unrealized Gain on Investments and Option Transaction	9,229,897	19,764,988	7,684,906	5,914,205	1,104,769	25,970,902

Net Increase in Net Assets from Operations	$10,365,391	$21,405,528	$8,161,407	$7,757,960	$1,656,919	$28,635,960

[1]	See Note 11 for information on affiliated issuers.
[2]	See Note 3 for information on expenses.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Statements of Operations for the Period Ended June 30, 2019 (unaudited)

Large Cap Value Fund	Large Cap Growth Fund	Mid Cap Fund	International Stock Fund	Madison Target Retirement 2020 Fund	Madison Target Retirement 2030 Fund	Madison Target Retirement 2040 Fund	Madison Target Retirement 2050 Fund

$78,033	$82,510	$119,914	$13,016	$–	$–	$–	$–

2,564,063	1,454,030	530,849	750,369	356,382	621,819	375,779	242,011
–	–	–	–	–	–	–	–
(3,216)	(57,471)	(6,958)	(80,723)	–	–	–	–
60,962	676	25,874	8,572	–	–	–	–

2,699,842	1,479,745	669,679	691,234	356,382	621,819	375,779	242,011

781,766	852,972	767,373	183,760	47,096	79,842	48,699	30,747
–	–	–	–	9,419	15,968	9,740	6,149
29,452	23,774	19,041	3,563	–	–	–	–
5,108	23,208	10,553	12,207	–	–	–	–
–	–	–	57	–	–	–	–

816,326	899,954	796,967	199,587	56,515	95,810	58,439	36,896

–	–	–	–	–	–	–	–

816,326	899,954	796,967	199,587	56,515	95,810	58,439	36,896

1,883,516	579,791	(127,288)	491,647	299,867	526,009	317,340	205,115

–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
9,833,296	12,078,348	13,911,357	(90,568)	620,986	998,670	676,115	417,906
–	–	–	–	–	–	–	–

–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
27,534,921	26,912,842	22,461,430	4,116,922	1,801,016	4,763,385	3,184,574	2,166,063
–	–	–	–	–	–	–	–

37,368,217	38,991,190	36,372,787	4,026,354	2,422,002	5,762,055	3,860,689	2,583,969

$39,251,733	$39,570,981	$36,245,499	$4,518,001	$2,721,869	$6,288,064	$4,178,029	$2,789,084

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund

	(unaudited) Six-Months Ended 6/30/19	Year Ended 12/31/18	(unaudited) Six-Months Ended 6/30/19	Year Ended 12/31/18

Net Assets at beginning of period	$119,290,218	$150,474,621	$196,086,790	$244,064,933
Increase (decrease) in net assets from operations:
Net investment income	1,135,494	2,834,324	1,640,540	4,072,988
Net realized gain (loss)	(371,263)	6,175,543	(744,958)	18,784,293
Net change in unrealized appreciation (depreciation)	9,601,160	(12,251,745)	20,509,946	(31,897,983)

Net increase (decrease) in net assets from operations	10,365,391	(3,241,878)	21,405,528	(9,040,702)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(71,083)	(7,291,712)	(659,627)	(19,947,973)
Class II	(9,787)	(1,629,905)	(54,386)	(2,257,292)

Total distributions	(80,870)	(8,921,617)	(714,013)	(22,205,265)
Capital Stock transactions:
Class I Shares
Shares sold	3,222,558	10,252,814	2,977,348	7,667,779
Issued to shareholders in reinvestment of distributions	71,083	7,291,712	659,627	19,947,974
Shares redeemed	(10,153,438)	(31,598,653)	(21,040,474)	(41,101,322)

Net decrease from capital stock transactions	(6,859,797)	(14,054,127)	(17,403,499)	(13,485,569)
Class II Shares
Shares sold	406,069	415,509	273,455	1,492,216
Issued to shareholders in reinvestment of distributions	9,787	1,629,905	54,386	2,257,292
Shares redeemed	(2,665,877)	(7,012,195)	(2,016,168)	(6,996,115)

Net decrease from capital stock transactions	(2,250,021)	(4,966,781)	(1,688,327)	(3,246,607)

Total decrease from capital stock transactions	(9,109,818)	(19,020,908)	(19,091,826)	(16,732,176)

Total increase (decrease) in net assets	1,174,703	(31,184,403)	1,599,689	(47,978,143)

Net Assets at end of period	$120,464,921	$119,290,218	$197,686,479	$196,086,790

Capital Share transactions:
Class I Shares
Shares sold	329,048	1,021,147	302,826	713,323
Issued to shareholders in reinvestment of distributions	7,156	792,595	65,447	2,166,986
Shares redeemed	(1,050,971)	(3,117,212)	(2,140,988)	(3,803,325)

Net decrease from capital shares transactions	(714,767)	(1,303,470)	(1,772,715)	(923,016)

Class II Shares
Shares sold	42,243	41,052	27,282	136,717
Issued to shareholders in reinvestment of distributions	985	177,268	5,401	245,591
Shares redeemed	(276,655)	(688,166)	(205,464)	(643,456)

Net decrease from capital shares transactions	(233,427)	(469,846)	(172,781)	(261,148)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Statements of Changes in Net Assets

Aggressive Allocation Fund		Core Bond Fund		High Income Fund		Diversified Income Fund

(unaudited) Six-Months Ended 6/30/19	Year Ended 12/31/18	(unaudited) Six-Months Ended 6/30/19	Year Ended 12/31/18	(unaudited) Six-Months Ended 6/30/19	Year Ended 12/31/18	(unaudited) Six-Months Ended 6/30/19	Year Ended 12/31/18

$63,304,035	$86,484,460	$134,493,890	$164,681,671	$22,070,613	$26,163,019	$234,346,249	$279,738,859

476,501	1,195,807	1,843,755	3,921,361	552,150	1,233,388	2,665,058	5,549,283
520,314	9,042,462	(157,069)	618,683	(94,337)	(119,514)	9,904,378	19,242,964
7,164,592	(14,416,476)	6,071,274	(5,994,423)	1,199,106	(1,885,926)	16,066,524	(26,430,143)

8,161,407	(4,178,207)	7,757,960	(1,454,379)	1,656,919	(772,052)	28,635,960	(1,637,896)

(154,537)	(9,972,379)	(77,175)	(3,339,579)	(24,480)	(984,781)	(114,190)	(22,160,414)
(3,708)	(245,159)	–	(888,529)	(972)	(247,689)	(8,036)	(3,590,982)

(158,245)	(10,217,538)	(77,175)	(4,228,108)	(25,452)	(1,232,470)	(122,226)	(25,751,396)

2,349,983	5,898,550	825,455	2,729,922	101,631	278,192	2,983,357	3,927,572
154,537	9,972,379	77,175	3,339,579	24,480	984,781	114,190	22,160,414
(9,786,263)	(24,262,546)	(9,599,459)	(26,281,283)	(1,828,614)	(2,812,308)	(19,460,920)	(40,347,330)

(7,281,743)	(8,391,617)	(8,696,829)	(20,211,782)	(1,702,503)	(1,549,335)	(16,363,373)	(14,259,344)

47,737	6,857	245,779	566,506	84,132	88,746	244,947	1,173,557
3,708	245,159	–	888,529	972	247,689	8,036	3,590,981
(290,491)	(645,079)	(2,924,999)	(5,748,547)	(501,773)	(874,984)	(3,098,406)	(8,508,512)

(239,046)	(393,063)	(2,679,220)	(4,293,512)	(416,669)	(538,549)	(2,845,423)	(3,743,974)

(7,520,789)	(8,784,680)	(11,376,049)	(24,505,294)	(2,119,172)	(2,087,884)	(19,208,796)	(18,003,318)

482,373	(23,180,425)	(3,695,264)	(30,187,781)	(487,705)	(4,092,406)	9,304,938	(45,392,610)
$63,786,408	$63,304,035	$130,798,626	$134,493,890	$21,582,908	$22,070,613	$243,651,187	$234,346,249

272,038	585,947	85,730	285,078	12,137	32,478	163,700	202,857
17,397	1,250,111	7,825	356,459	2,890	123,941	5,934	1,292,235
(1,128,457)	(2,402,511)	(999,674)	(2,745,608)	(219,082)	(329,041)	(1,060,366)	(2,065,263)

(839,022)	(566,453)	(906,119)	(2,104,071)	(204,055)	(172,622)	(890,732)	(570,171)

5,446	681	25,939	59,518	10,120	10,325	13,039	60,883
419	30,824	–	95,234	115	31,195	422	211,220
(33,012)	(63,949)	(305,436)	(602,485)	(60,162)	(102,082)	(169,381)	(436,376)

(27,147)	(32,444)	(279,497)	(447,733)	(49,927)	(60,562)	(155,920)	(164,273)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Statements of Changes in Net Assets

	Large Cap Value Fund		Large Cap Growth Fund

	(unaudited) Six-Months Ended 6/30/19	Year Ended 12/31/18	(unaudited) Six-Months Ended 6/30/19	Year Ended 12/31/18

Net Assets at beginning of period	$247,525,936	$346,751,911	$202,211,906	$255,807,316
Increase (decrease) in net assets from operations:
Net investment income (loss)	1,883,516	4,948,636	579,791	1,622,976
Net realized gain (loss)	9,833,296	17,769,164	12,078,348	68,985,699
Net change in unrealized appreciation (depreciation)	27,534,921	(57,830,738)	26,912,842	(69,236,899)

Net increase (decrease) in net assets from operations	39,251,733	(35,112,938)	39,570,981	1,371,776
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	–	(23,800,307)	(2,562,118)	(64,293,293)
Class II	–	(374,603)	(229,239)	(6,229,483)
Return of capital	–	(6,385,380)	–	–

Total distributions	–	(30,560,290)	(2,791,357)	(70,522,776)
Capital Stock transactions:
Class I Shares
Shares sold	1,614,411	4,330,924	1,934,176	3,508,523
Issued to shareholders in reinvestment of distributions	–	30,086,743	2,562,118	64,293,293
Shares redeemed	(24,306,916)	(67,284,693)	(22,261,483)	(52,663,852)

Net increase (decrease) from capital stock transactions	(22,692,505)	(32,867,026)	(17,765,189)	15,137,964
Class II Shares
Shares sold	251,786	44,018	171,976	72,230
Issued to shareholders in reinvestment of distributions	–	473,547	229,237	6,229,483
Shares redeemed	(441,850)	(1,203,286)	(2,590,865)	(5,884,087)

Net increase (decrease) from capital stock transactions	(190,064)	(685,721)	(2,189,652)	417,626

Total increase (decrease) from capital stock transactions	(22,882,569)	(33,552,747)	(19,954,841)	15,555,590

Total increase (decrease) in net assets	16,369,164	(99,225,975)	16,824,783	(53,595,410)

Net Assets at end of period	$263,895,100	$247,525,936	$219,036,689	$202,211,906

Capital Share transactions:
Class I Shares
Shares sold	66,247	152,427	100,229	131,232
Issued to shareholders in reinvestment of distributions	–	1,369,103	127,407	3,790,125
Shares redeemed	(997,585)	(2,350,839)	(1,150,386)	(1,945,994)

Net increase (decrease) from capital shares transactions	(931,338)	(829,309)	(922,750)	1,975,363

Class II Shares
Shares sold	10,558	1,752	9,220	2,770
Issued to shareholders in reinvestment of distributions	–	21,853	11,638	374,596
Shares redeemed	(18,470)	(42,669)	(136,536)	(220,833)

Net increase (decrease) from capital shares transactions	(7,912)	(19,064)	(115,678)	156,533

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Statements of Changes in Net Assets

Mid Cap Fund		International Stock Fund		Madison Target Retirement 2020 Fund		Madison Target Retirement 2030 Fund

(unaudited) Six-Months Ended 6/30/19	Year Ended 12/31/18	(unaudited) Six-Months Ended 6/30/19	Year Ended 12/31/18	(unaudited) Six-Months Ended 6/30/19	Year Ended 12/31/18	(unaudited) Six-Months Ended 6/30/19	Year Ended 12/31/18

$159,997,728	$202,649,040	$30,348,572	$40,773,442	$38,522,590	$47,510,099	$62,556,144	$74,415,412

(127,288)	(77,328)	491,647	552,183	299,867	767,344	526,009	1,348,232
13,911,357	29,885,732	(90,568)	759,553	620,986	(413,296)	998,670	3,291,928
22,461,430	(30,541,621)	4,116,922	(6,253,225)	1,801,016	(1,265,562)	4,763,385	(7,320,828)

36,245,499	(733,217)	4,518,001	(4,941,489)	2,721,869	(911,514)	6,288,064	(2,680,668)

(665,291)	(27,955,190)	(19,378)	(393,378)	–	(1,007,649)	(1,149,955)	(3,958,445)
(35,163)	(1,492,760)	–	(154,826)
–	–	–	–	–	(919,435)	–	–

(700,454)	(29,447,950)	(19,378)	(548,204)	–	(1,927,084)	(1,149,955)	(3,958,445)

1,783,288	2,802,134	381,008	649,664	2,585,415	6,176,987	4,222,543	11,814,788
665,291	27,955,189	19,378	393,378	–	1,927,083	1,149,955	3,958,445
(19,783,883)	(42,163,342)	(1,435,349)	(3,632,285)	(6,572,124)	(14,252,981)	(8,115,972)	(20,993,388)

(17,335,304)	(11,406,019)	(1,034,963)	(2,589,243)	(3,986,709)	(6,148,911)	(2,743,474)	(5,220,155)

102,893	16,591	214,596	84,262
35,163	1,492,761	–	154,826
(1,162,803)	(2,573,478)	(673,834)	(2,585,022)

(1,024,747)	(1,064,126)	(459,238)	(2,345,934)

(18,360,051)	(12,470,145)	(1,494,201)	(4,935,177)	(3,986,709)	(6,148,911)	(2,743,474)	(5,220,155)

17,184,994	(42,651,312)	3,004,422	(10,424,870)	(1,264,840)	(8,987,509)	2,394,635	(11,859,268)

$177,182,722	$159,997,728	$33,352,994	$30,348,572	$37,257,750	$38,522,590	$64,950,779	$62,556,144

102,787	144,964	34,716	57,554	337,770	783,998	541,907	1,447,980
36,284	1,881,190	1,726	39,714	–	260,401	146,294	536,541
(1,144,330)	(2,141,487)	(133,447)	(316,336)	(857,776)	(1,813,722)	(1,040,163)	(2,579,550)

(1,005,259)	(115,333)	(97,005)	(219,068)	(520,006)	(769,323)	(351,962)	(595,029)

6,144	836	20,116	7,786
1,974	103,245	–	15,801
(68,805)	(133,015)	(62,284)	(226,172)

(60,687)	(28,934)	(42,168)	(202,585)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Statements of Changes in Net Assets

	Madison Target Retirement 2040 Fund		Madison Target Retirement 2050 Fund

	(unaudited) Six-Months Ended 6/30/19	Year Ended 12/31/18	(unaudited) Six-Months Ended 6/30/19	Year Ended 12/31/18

Net Assets at beginning of period	$38,423,997	$49,909,305	$23,080,766	$28,231,062
Increase (decrease) in net assets from operations:
Net investment income	317,340	810,054	205,115	451,285
Net realized gain	676,115	2,558,883	417,906	2,932,132
Net change in unrealized appreciation (depreciation)	3,184,574	(5,463,696)	2,166,063	(4,871,401)

Net increase (decrease) in net assets from operations	4,178,029	(2,094,759)	2,789,084	(1,487,984)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class I	(815,920)	(2,843,179)	(2,107,180)	(1,387,882)
Class II	–	–	–	–

Total distributions	(815,920)	(2,843,179)	(2,107,180)	(1,387,882)
Capital Stock transactions:
Class I Shares
Shares sold	2,933,143	8,402,290	3,184,921	6,486,931
Issued to shareholders in reinvestment of distributions	815,920	2,843,179	2,107,180	1,387,882
Shares redeemed	(7,225,783)	(17,792,839)	(4,248,728)	(10,149,243)

Total increase (decrease) from capital stock transactions	(3,476,720)	(6,547,370)	1,043,373	(2,274,430)

Total increase (decrease) in net assets	(114,611)	(11,485,308)	1,725,277	(5,150,296)

Net Assets at end of period	$38,309,386	$38,423,997	$24,806,043	$23,080,766

Capital Share transactions:
Class I Shares
Shares sold	413,799	1,109,112	247,995	475,368
Issued to shareholders in reinvestment of distributions	114,127	424,125	173,784	114,872
Shares redeemed	(1,005,011)	(2,370,700)	(321,392)	(748,435)

Net increase (decrease) from capital shares transactions	(477,085)	(837,463)	100,387	(158,195)

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/19		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$9.21		$10.22	$9.74	$9.56	$10.22	$10.70
Income from Investment Operations:
Net investment income	0.10		0.25	0.21	0.17 [1]	0.16 [1]	0.19 [1]
Net realized and unrealized gain (loss) on investments	0.73		(0.51)	0.77	0.36	(0.24)	0.46

Total from investment operations	0.83		(0.26)	0.98	0.53	(0.08)	0.65
Less Distributions From:
Net investment income	(0.00)[6]		(0.25)	(0.22)	(0.20)	(0.20)	(0.25)
Capital gains	(0.00)[6]		(0.50)	(0.28)	(0.15)	(0.38)	(0.88)

Total distributions	–		(0.75)	(0.50)	(0.35)	(0.58)	(1.13)
Net increase (decrease) in net asset value	0.83		(1.01)	0.48	0.18	(0.66)	(0.48)
Net Asset Value at end of period	$10.04		$9.21	$10.22	$9.74	$9.56	$10.22
Total Return (%)[2]	9.06	[3]	(2.49)	10.17	5.48	(0.76)	6.03
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$98,281		$96,763	$120,703	$121,351	$125,007	$156,054
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	[4]	0.32	0.32	0.32	0.32	0.31
After waiver of expenses by Adviser (%)	0.22	[4]	0.22	0.22	0.22	0.22	0.27
Ratio of net investment income to average net assets (%)	1.96	[4]	2.13	2.06	1.71	1.53	1.71
Portfolio turnover (%)[5]	34	[3]	54	49	83	54	73

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/19		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$9.22		$10.22	$9.73	$9.55	$10.20	$10.68
Income from Investment Operations:
Net investment income	0.07		0.19	0.18	0.14 [1]	0.15 [1]	0.18 [1]
Net realized and unrealized gain (loss) on investments	0.75		(0.47)	0.78	0.36	(0.25)	0.43

Total from investment operations	0.82		(0.28)	0.96	0.50	(0.10)	0.61
Less Distributions From:
Net investment income	–		(0.22)	(0.19)	(0.17)	(0.17)	(0.21)
Capital gains	(0.00)[6]		(0.50)	(0.28)	(0.15)	(0.38)	(0.88)

Total distributions	–		(0.72)	(0.47)	(0.32)	(0.55)	(1.09)
Net increase (decrease) in net asset value	0.82		(1.00)	0.49	0.18	(0.65)	(0.48)
Net Asset Value at end of period	$10.04		$9.22	$10.22	$9.73	$9.55	$10.20
Total Return (%)[2]	8.93	[3]	(2.73)	9.90	5.21	(1.01)	5.77
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$22,184		$22,527	$29,772	$31,116	$33,705	$37,837
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57	[4]	0.57	0.57	0.57	0.57	0.56
After waiver of expenses by Adviser (%)	0.47	[4]	0.47	0.47	0.47	0.47	0.51
Ratio of net investment income to average net assets (%)	1.70	[4]	1.88	1.78	1.42	1.46	1.65
Portfolio turnover (%)[5]	34	[3]	54	49	83	54	73

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $(0.005) per share.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Financial Highlights for a Share of Beneficial Interest Outstanding

MODERATE ALLOCATION FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/19		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$9.20		$10.85	$10.18	$9.92	$10.92	$11.48
Income from Investment Operations:
Net investment income	0.10		0.21	0.22	0.15 [1]	0.14 [1]	0.16 [1]
Net realized and unrealized gain (loss) on investments	0.94		(0.69)	1.29	0.58	(0.24)	0.62

Total from investment operations	1.04		(0.48)	1.51	0.73	(0.10)	0.78
Less Distributions From:
Net investment income	(0.04)		(0.12)	(0.23)	(0.20)	(0.19)	(0.25)
Capital gains	–		(1.05)	(0.61)	(0.27)	(0.71)	(1.09)

Total distributions	(0.04)		(1.17)	(0.84)	(0.47)	(0.90)	(1.34)
Net increase (decrease) in net asset value	1.00		(1.65)	0.67	0.26	(1.00)	(0.56)
Net Asset Value at end of period	$10.20		$9.20	$10.85	$10.18	$9.92	$10.92
Total Return (%)[2]	11.35	[3]	(4.36)	14.80	7.39	(0.93)	6.85
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$176,926		$175,785	$217,301	$235,182	$245,807	$315,568
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.32	[4]	0.32	0.32	0.32	0.32	0.31
After waiver of expenses by Adviser (%)	0.22	[4]	0.22	0.22	0.22	0.22	0.27
Ratio of net investment income to average net assets (%)	1.69	[4]	1.85	1.80	1.49	1.30	1.37
Portfolio turnover (%)[5]	40	[3]	67	39	91	52	73

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/19		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$9.19		$10.83	$10.16	$9.90	$10.89	$11.45
Income from Investment Operations:
Net investment income	0.06		0.15	0.16	0.12 [1]	0.15 [1]	0.18 [1]
Net realized and unrealized gain (loss) on investments	0.97		(0.65)	1.31	0.58	(0.27)	0.57

Total from investment operations	1.03		(0.50)	1.47	0.70	(0.12)	0.75
Less Distributions From:
Net investment income	(0.03)		(0.09)	(0.19)	(0.17)	(0.16)	(0.22)
Capital gains	–		(1.05)	(0.61)	(0.27)	(0.71)	(1.09)

Total distributions	(0.03)		(1.14)	(0.80)	(0.44)	(0.87)	(1.31)
Net increase (decrease) in net asset value	1.00		(1.64)	0.67	0.26	(0.99)	(0.56)
Net Asset Value at end of period	$10.19		$9.19	$10.83	$10.16	$9.90	$10.89
Total Return (%)[2]	11.22	[3]	(4.60)	14.52	7.12	(1.18)	6.58
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,760		$20,302	$26,764	$27,870	$30,763	$34,134
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.57[4]	[4]	0.57	0.57	0.57	0.57	0.56
After waiver of expenses by Adviser (%)	0.47	[4]	0.47	0.47	0.47	0.47	0.51
Ratio of net investment income to average net assets (%)	1.44	[4]	1.58	1.54	1.18	1.36	1.49
Portfolio turnover (%)[5]	40	[3]	67	39	91	52	73

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Financial Highlights for a Share of Beneficial Interest Outstanding

AGGRESSIVE ALLOCATION FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/19		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$7.97		$10.12	$9.30	$8.85	$10.25	$11.66
Income from Investment Operations:
Net investment income	0.07		0.18	0.17	0.12 [1]	0.11 [1]	0.14 [1]
Net realized and unrealized gain (loss) on investments	0.99		(0.80)	1.54	0.66	(0.22)	0.72

Total from investment operations	1.06		(0.62)	1.71	0.78	(0.11)	0.86
Less Distributions From:
Net investment income	–		(0.19)	(0.18)	(0.17)	(0.16)	(0.24)
Capital gains	(0.02)		(1.34)	(0.71)	(0.16)	(1.13)	(2.03)

Total distributions	(0.02)		(1.53)	(0.89)	(0.33)	(1.29)	(2.27)
Net increase (decrease) in net asset value	1.04		(2.15)	0.82	0.45	(1.40)	(1.41)
Net Asset Value at end of period	$9.01		$7.97	$10.12	$9.30	$8.85	$10.25
Total Return (%)[2]	13.38	[3]	(6.16)	18.52	8.87	(1.14)	7.46
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$62,306		$61,777	$84,217	$88,917	$90,245	$124,838
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.30	[4]	0.32	0.32	0.32	0.32	0.31
After waiver of expenses by Adviser (%)	0.21	[4]	0.22	0.22	0.22	0.22	0.27
Ratio of net investment income to average net assets (%)	1.41	[4]	1.55	1.57	1.34	1.08	1.13
Portfolio turnover (%)[5]	47	[3]	69	36	89	53	70

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/19		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$7.94		$10.09	$9.27	$8.82	$10.21	$11.62
Income from Investment Operations:
Net investment income	0.05		0.13	0.15	0.13 [1]	0.17 [1]	0.17 [1]
Net realized and unrealized gain (loss) on investments	1.00		(0.78)	1.53	0.62	(0.30)	0.66

Total from investment operations	1.05		(0.65)	1.68	0.75	(0.13)	0.83
Less Distributions From:
Net investment income	–		(0.16)	(0.15)	(0.14)	(0.13)	(0.21)
Capital gains	(0.02)		(1.34)	(0.71)	(0.16)	(1.13)	(2.03)

Total distributions	(0.02)		(1.50)	(0.86)	(0.30)	(1.26)	(2.24)
Net increase (decrease) in net asset value	1.03		(2.15)	0.82	0.45	(1.39)	(1.41)
Net Asset Value at end of period	$8.97		$7.94	$10.09	$9.27	$8.82	$10.21
Total Return (%)[2]	13.24	[3]	(6.39)	18.22	8.60	(1.39)	7.19
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,481		$1,527	$2,267	$2,032	$1,681	$1,809
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.51	[4]	0.57	0.57	0.57	0.57	0.56
After waiver of expenses by Adviser (%)	0.42	[4]	0.47	0.47	0.47	0.47	0.51
Ratio of net investment income to average net assets (%)	1.10	[4]	1.01	1.53	1.42	1.64	1.45
Portfolio turnover (%)[5]	47	[3]	69	36	89	53	70

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Financial Highlights for a Share of Beneficial Interest Outstanding

CORE BOND FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/19		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$9.39		$9.76	$9.75	$9.80	$10.14	$9.97
Income from Investment Operations:
Net investment income	0.16		0.32	0.29	0.26 [1]	0.28 [1]	0.30	[1]
Net realized and unrealized gain (loss) on investments	0.42		(0.38)	0.02	(0.01)	(0.29)	0.20

Total from investment operations	0.58		(0.06)	0.31	0.25	(0.01)	0.50
Less Distributions From:
Net investment income	(0.01)		(0.31)	(0.30)	(0.30)	(0.33)	(0.33)

Net increase (decrease) in net asset value	0.57		(0.37)	0.01	(0.05)	(0.34)	0.17
Net Asset Value at end of period	$9.96		$9.39	$9.76	$9.75	$9.80	$10.14
Total Return(%)[2]	6.14	[3]	(0.62)	3.11	2.67	(0.15)	5.09
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$102,080		$104,781	$129,429	$146,780	$173,927	$224,976
Ratios of expenses to average net assets (%)	0.57	[4]	0.57	0.57	0.57	0.57	0.56
Ratio of net investment income to average net assets (%)	2.88	[4]	2.70	2.54	2.53	2.73	2.88
Portfolio turnover (%)[5]	14	[3]	24	16	39	25	17

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/19		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$9.36		$9.73	$9.73	$9.78	$10.12	$9.95
Income from Investment Operations:
Net investment income	0.08		0.19	0.22	0.23 [1]	0.25 [1]	0.27	[1]
Net realized and unrealized gain (loss) on investments	0.48		(0.27)	0.06	–	(0.29)	0.21

Total from investment operations	0.56		(0.08)	0.28	0.23	(0.04)	0.48
Less Distributions From:
Net investment income	–		(0.29)	(0.28)	(0.28)	(0.30)	(0.31)

Net increase (decrease) in net asset value	0.56		(0.37)	–	(0.05)	(0.34)	0.17
Net Asset Value at end of period	$9.92		$9.36	$9.73	$9.73	$9.78	$10.12
Total Return(%)[2]	6.01	[3]	(0.87)	2.85	2.41	(0.40)	4.83
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$28,719		$29,713	$35,252	$38,165	$44,151	$47,162
Ratios of expenses to average net assets (%)	0.82	[4]	0.82	0.82	0.82	0.82	0.81
Ratio of net investment income to average net assets (%)	2.63	[4]	2.45	2.29	2.28	2.48	2.62
Portfolio turnover (%)[5]	14	[3]	24	16	39	25	17

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Financial Highlights for a Share of Beneficial Interest Outstanding

HIGH INCOME FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/19		2018	2017	2016		2015	2014

Net Asset Value at beginning of period	$7.91		$8.66	$8.56	$8.05		$8.78	$9.22
Income from Investment Operations:
Net investment income	0.24		0.49	0.47	0.42	[1]	0.47 [1]	0.49 [1]
Net realized and unrealized gain (loss) on investments	0.37		(0.77)	0.08	0.55		(0.68)	(0.33)

Total from investment operations	0.61		(0.28)	0.55	0.97		(0.21)	0.16
Less Distributions From:
Net investment income	(0.01)		(0.47)	(0.45)	(0.46)		(0.52)	(0.60)

Net increase (decrease) in net asset value	0.60		(0.75)	0.10	0.51		(0.73)	(0.44)
Net Asset Value at end of period	$8.51		$7.91	$8.66	$8.56		$8.05	$8.78
Total Return(%)[2]	7.74	[3]	(3.20)	6.32	12.15		(2.47)	1.74
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$17,055		$17,466	$20,601	$22,093		$23,975	$30,455
Ratios of expenses to average net assets (%)	0.77	[4]	0.77	0.77	0.77		0.77	0.76
Ratio of net investment income to average net assets (%)	5.06	[4]	5.12	4.72	4.91		5.23	5.12
Portfolio turnover (%)[5]	6	[3]	22	39	58		27	53

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/19		2018	2017	2016		2015	2014

Net Asset Value at beginning of period	$7.92		$8.67	$8.57	$8.05		$8.79	$9.23
Income from Investment Operations:
Net investment income	0.12		0.37	0.43	0.40	[1]	0.44 [1]	0.46 [1]
Net realized and unrealized gain (loss) on investments	0.48		(0.67)	0.09	0.56		(0.68)	(0.33)

Total from investment operations	0.60		(0.30)	0.52	0.96		(0.24)	0.13
Less Distributions From:
Net investment income	(0.00)[6]		(0.45)	(0.42)	(0.44)		(0.50)	(0.57)

Net increase (decrease) in net asset value	0.60		(0.75)	0.10	0.52		(0.74)	(0.44)
Net Asset Value at end of period	$8.52		$7.92	$8.67	$8.57		$8.05	$8.79
Total Return(%)[2]	7.61	[3]	(3.44)	6.06	11.87		(2.71)	1.48
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$4,528		$4,605	$5,562	$5,314		$5,943	$6,685
Ratios of expenses to average net assets (%)	1.02	[4]	1.02	1.02	1.02		1.02	1.01
Ratio of net investment income to average net assets (%)	4.81	[4]	4.87	4.47	4.66		4.98	4.88
Portfolio turnover (%)[5]	6	[3]	22	39	58		27	53

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $(0.005) per share.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Financial Highlights for a Share of Beneficial Interest Outstanding

DIVERSIFIED INCOME FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/19		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$17.26		$19.55	$18.40	$18.64	$20.30	$20.76
Income from Investment Operations:
Net investment income	0.23		0.47	0.45	0.44 [1]	0.46 [1]	0.47 [1]
Net realized and unrealized gain (loss) on investments	1.97		(0.65)	2.00	1.24	(0.43)	1.02

Total from investment operations	2.20		(0.18)	2.45	1.68	0.03	1.49
Less Distributions From:
Net investment income	(0.01)		(0.48)	(0.45)	(0.49)	(0.52)	(0.52)
Capital gains	(0.00)[6]		(1.63)	(0.85)	(1.43)	(1.17)	(1.43)

Total distributions	(0.01)		(2.11)	(1.30)	(1.92)	(1.69)	(1.95)
Net increase (decrease) in net asset value	2.19		(2.29)	1.15	(0.24)	(1.66)	(0.46)
Net Asset Value at end of period	$19.45		$17.26	$19.55	$18.40	$18.64	$20.30
Total Return (%)[2]	12.72	[3]	(0.76)	13.31	8.99	0.11	7.12
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$209,597		$201,421	$239,212	$245,490	$267,001	$327,951
Ratios of expenses to average net assets (%)	0.72	[4]	0.72	0.72	0.72	0.72	0.71
Ratio of net investment income to average net assets (%)	2.27	[4]	2.17	2.13	2.25	2.27	2.20
Portfolio turnover (%)[5]	19	[3]	26	16	34	21	24

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/19		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$17.12		$19.41	$18.31	$18.57	$20.23	$20.71
Income from Investment Operations:
Net investment income	0.15		0.38	0.37	0.39 [1]	0.41 [1]	0.41 [1]
Net realized and unrealized gain (loss) on investments	2.00		(0.60)	2.00	1.23	(0.42)	1.02

Total from investment operations	2.15		(0.22)	2.37	1.62	(0.01)	1.43
Less Distributions From:
Net investment income	–		(0.44)	(0.42)	(0.45)	(0.48)	(0.48)
Capital gains	(0.00)[6]		(1.63)	(0.85)	(1.43)	(1.17)	(1.43)

Total distributions	–		(2.07)	(1.27)	(1.88)	(1.65)	(1.91)
Net increase (decrease) in net asset value	2.15		(2.29)	1.10	(0.26)	(1.66)	(0.48)
Net Asset Value at end of period	$19.27		$17.12	$19.41	$18.31	$18.57	$20.23
Total Return (%)[2]	12.58	[3]	(1.01)	13.03	8.72	(0.14)	6.85
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$34,054		$32,925	$40,526	$40,548	$39,894	$44,772
Ratios of expenses to average net assets (%)	0.97	[4]	0.97	0.97	0.97	0.97	0.96
Ratio of net investment income to average net assets (%)	2.02	[4]	1.92	1.88	1.99	2.02	1.95
Portfolio turnover (%)[5]	19	[3]	26	16	34	21	24

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $(0.005) per share.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP VALUE FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/19		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$21.85		$28.48	$26.56	$27.06	$33.10	$34.76
Income from Investment Operations:
Net investment income	0.19		0.50	0.69	0.42 [1]	0.35 [1]	0.43 [1]
Net realized and unrealized gain (loss) on investments	3.37		(4.09)	3.60	3.13	(1.18)	3.97

Total from investment operations	3.56		(3.59)	4.29	3.55	(0.83)	4.40
Less Distributions From:
Net investment income	–		(0.46)	(0.69)	(0.44)	(0.40)	(0.51)
Capital gains	–		(2.01)	(1.68)	(3.61)	(4.81)	(5.55)
Return of capital	–		(0.57)	–	–	–	–

Total distributions	–		(3.04)	(2.37)	(4.05)	(5.21)	(6.06)
Net increase (decrease) in net asset value	3.56		(6.63)	1.92	(0.50)	(6.04)	(1.66)
Net Asset Value at end of period	$25.41		$21.85	$28.48	$26.56	$27.06	$33.10
Total Return (%)[2]	16.26	[3]	(12.59)	16.23	13.01	(2.68)	12.41
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$259,648		$243,697	$341,213	$347,993	$365,385	$491,416
Ratios of expenses to average net assets (%)	0.62	[4]	0.62	0.62	0.62	0.62	0.61
Ratio of net investment income to average net assets (%)	1.45	[4]	1.54	2.28	1.50	1.09	1.18
Portfolio turnover (%)[5]	36	[3]	83	77	93	90	82

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/19		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$21.56		$28.17	$26.32	$26.87	$32.93	$34.64
Income from Investment Operations:
Net investment income	0.12		0.36	0.65	0.34 [1]	0.27 [1]	0.34 [1]
Net realized and unrealized gain (loss) on investments	3.36		(3.98)	3.52	3.11	(1.17)	3.94

Total from investment operations	3.48		(3.62)	4.17	3.45	(0.90)	4.28
Less Distributions From:
Net investment income	–		(0.41)	(0.64)	(0.39)	(0.35)	(0.44)
Capital gains	–		(2.01)	(1.68)	(3.61)	(4.81)	(5.55)
Return of capital	–		(0.57)	–	–	–	–

Total distributions	–		(2.99)	(2.32)	(4.00)	(5.16)	(5.99)
Net increase (decrease) in net asset value	3.48		(6.61)	1.85	(0.55)	(6.06)	(1.71)
Net Asset Value at end of period	$25.04		$21.56	$28.17	$26.32	$26.87	$32.93
Total Return (%)[2]	16.11 [3]		(12.81)	15.94	12.73	(2.92)	12.13
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$4,247		$3,829	$5,539	$4,709	$5,509	$6,700
Ratios of expenses to average net assets (%)	0.87	[4]	0.87	0.87	0.87	0.87	0.86
Ratio of net investment income to average net assets (%)	1.19	[4]	1.29	2.08	1.24	0.84	0.93
Portfolio turnover (%)[5]	36[3]		83	77	93	90	82

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP GROWTH FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/19		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$17.19		$26.54	$24.84	$25.12	$27.27	$28.76
Income from Investment Operations:
Net investment income	0.06		0.20	0.22	0.20 [1]	0.28 [1]	0.19 [1]
Net realized and unrealized gain (loss) on investments	3.44		(0.52)	5.32	1.23	0.64	3.32

Total from investment operations	3.50		(0.32)	5.54	1.43	0.92	3.51
Less Distributions From:
Net investment income	(0.02)		(0.19)	(0.22)	(0.22)	(0.32)	(0.20)
Capital gains	(0.25)		(8.84)	(3.62)	(1.49)	(2.75)	(4.80)

Total distributions	(0.27)		(9.03)	(3.84)	(1.71)	(3.07)	(5.00)
Net increase (decrease) in net asset value	3.23		(9.35)	1.70	(0.28)	(2.15)	(1.49)
Net Asset Value at end of period	$20.42		$17.19	$26.54	$24.84	$25.12	$27.27
Total Return (%)[2]	20.34	[3]	(0.28)	22.28	5.74	3.26	12.13
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$200,333		$184,508	$232,362	$223,450	$251,524	$305,800
Ratios of expenses to average net assets (%)	0.82	[4]	0.82	0.82	0.82	0.82	0.81
Ratio of net investment income to average net assets (%)	0.56	[4]	0.70	0.75	0.80	1.02	0.63
Portfolio turnover (%)[6]	9	[3]	73	22	13	19	33

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/19		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$16.85		$26.22	$24.60	$24.92	$27.10	$28.63
Income from Investment Operations:
Net investment income	(0.00)[6]		0.19	0.14	0.14 [1]	0.21 [1]	0.11 [1]
Net realized and unrealized gain (loss) on investments	3.40		(0.56)	5.28	1.21	0.63	3.32

Total from investment operations	3.40		(0.37)	5.42	1.35	0.84	3.43
Less Distributions From:
Net investment income	–		(0.16)	(0.18)	(0.18)	(0.27)	(0.16)
Capital gains	(0.25)		(8.84)	(3.62)	(1.49)	(2.75)	(4.80)

Total distributions	(0.25)		(9.00)	(3.80)	(1.67)	(3.02)	(4.96)
Net increase (decrease) in net asset value	3.15		(9.37)	1.62	(0.32)	(2.18)	(1.53)
Net Asset Value at end of period	$20.00		$16.85	$26.22	$24.60	$24.92	$27.10
Total Return (%)[2]	20.19	[3]	(0.53)	21.98	5.47	3.00	11.85
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$18,704		$17,704	$23,445	$23,774	$27,749	$32,168
Ratios of expenses to average net assets (%)	1.07	[4]	1.07	1.07	1.07	1.07	1.06
Ratio of net investment income to average net assets (%)	0.32	[4]	0.45	0.50	0.55	0.77	0.38
Portfolio turnover (%)[5]	9	[3]	73	22	13	19	33

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $(0.005) per share.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Financial Highlights for a Share of Beneficial Interest Outstanding

MID CAP FUND

	(unaudited)	Year Ended December 31,

CLASS I	Six-Months Ended 6/30/19	2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$15.19	$18.97	$18.11	$17.65	$19.30	$21.76
Income from Investment Operations:
Net investment income (loss)	(0.01)	–	(0.01)	0.01 [1]	(0.05)[1]	0.02 [1]
Net realized and unrealized gain on investments	3.60	(0.37)	2.85	2.22	0.27	2.13

Total from investment operations	3.59	(0.37)	2.84	2.23	0.22	2.15
Less Distributions From:
Net investment income	–	–	–	(0.00)[2]	(0.01)	(0.01)
Capital gains	(0.07)	(3.41)	(1.98)	(1.77)	(1.86)	(4.60)

Total distributions	(0.07)	(3.41)	(1.98)	(1.77)	(1.87)	(4.61)
Net increase (decrease) in net asset value	3.52	(3.78)	0.86	0.46	(1.65)	(2.46)
Net Asset Value at end of period	$18.71	$15.19	$18.97	$18.11	$17.65	$19.30
Total Return (%)[3]	23.69 [4]	(1.50)	15.74	12.84	1.04	9.82
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$168,541	$152,077	$192,140	$203,076	$220,979	$286,704
Ratios of expenses to average net assets (%)	0.92 [5]	0.92	0.92	0.92	0.92	0.91
Ratio of net investment income to average net assets (%)	(0.14)[5]	(0.03)	(0.07)	0.04	(0.24)	0.10
Portfolio turnover (%)[6]	13 [4]	25	22	21	28	35

	(unaudited)	Year Ended December 31,

CLASS II	Six-Months Ended 6/30/19	2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$14.77	$18.59	$17.83	$17.44	$19.13	$21.65
Income from Investment Operations:
Net investment loss	(0.08)	(0.07)	(0.08)	(0.04)[1]	(0.09)[1]	(0.03)[1]
Net realized and unrealized gain on investments	3.55	(0.34)	2.82	2.20	0.26	2.11

Total from investment operations	3.47	(0.41)	2.74	2.16	0.17	2.08
Less Distributions From:
Capital gains	(0.07)	(3.41)	(1.98)	(1.77)	(1.86)	(4.60)

Total distributions	(0.07)	(3.41)	(1.98)	(1.77)	(1.86)	(4.60)
Net increase (decrease) in net asset value	3.40	(3.82)	0.76	0.39	(1.69)	(2.52)
Net Asset Value at end of period	$18.17	$14.77	$18.59	$17.83	$17.44	$19.13
Total Return (%)[3]	23.53 [4]	(1.75)	15.45	12.55	0.79	9.55
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$8,642	$7,921	$10,509	$11,142	$12,710	$15,067
Ratios of expenses to average net assets (%)	1.17 [5]	1.17	1.17	1.17	1.17	–
Ratio of net investment income to average net assets (%)	(0.39)[5]	(0.28)	(0.32)	(0.21)	(0.49)	(0.15)
Portfolio turnover (%)[6]	13[4]	25	22	21	28	35

[1]	Based on average shares outstanding during the year.
[2]	Amounts represent less than $(0.005) per share.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Financial Highlights for a Share of Beneficial Interest Outstanding

INTERNATIONAL STOCK FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/19		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$9.93		$11.73	$9.69	$10.16	$10.77	$12.99
Income from Investment Operations:
Net investment income	0.18		0.21	0.17	0.18[1]	0.19[1]	0.27[1]
Net realized and unrealized gain (loss) on investments	1.34		(1.82)	2.01	(0.47)	(0.56)	(1.10)

Total from investment operations	1.52		(1.61)	2.18	(0.29)	(0.37)	(0.83)
Less Distributions From:
Net investment income	(0.01)		(0.19)	(0.14)	(0.18)	(0.22)	(0.47)
Capital gains	–		–	–	–	(0.02)	(0.92)

Total distributions	(0.01)		(0.19)	(0.14)	(0.18)	(0.24)	(1.39)
Net increase (decrease) in net asset value	1.51		(1.80)	2.04	(0.47)	(0.61)	(2.22)
Net Asset Value at end of period	$11.44		$9.93	$11.73	$9.69	$10.16	$10.77
Total Return (%)[2]	15.25	[3]	(13.69)	22.54	(2.91)	(3.45)	(6.76)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$23,221		$21,130	$27,516	$26,809	$32,560	$38,826
Ratios of expenses to average net assets (%)	1.17	[4]	1.17	1.17	1.17	1.17	1.17
Ratio of net investment income to average net assets (%)	3.15	[4]	1.59	1.27	1.84	1.70	2.09
Portfolio turnover (%)[5]	15	[3]	33	28	98	23	103

	(unaudited)		Year Ended December 31,

CLASS II	Six-Months Ended 6/30/19		2018	2017	2016	2015	2014

Net Asset Value at beginning of period	$9.88		$11.67	$9.65	$10.14	$10.74	$12.96
Income from Investment Operations:
Net investment income	0.14		0.11	0.08	0.16[1]	0.16[1]	0.22[1]
Net realized and unrealized gain (loss) on investments	1.35		(1.73)	2.06	(0.49)	(0.55)	(1.08)

Total from investment operations	1.49		(1.62)	2.14	(0.33)	(0.39)	(0.86)
Less Distributions From:
Net investment income	–		(0.17)	(0.12)	(0.16)	(0.19)	(0.44)
Capital gains	–		–	–	–	(0.02)	(0.92)

Total distributions	–		(0.17)	(0.12)	(0.16)	(0.21)	(1.36)
Net increase (decrease) in net asset value	1.49		(1.79)	2.02	(0.49)	(0.60)	(2.22)
Net Asset Value at end of period	$11.37		$9.88	$11.67	$9.65	$10.14	$10.74
Total Return (%)[2]	15.11[3]		(13.91)	22.24	(3.16)	(3.69)	(6.99)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$10,132		$9,219	$13,257	$12,796	$14,641	$16,174
Ratios of expenses to average net assets (%)	1.42	[4]	1.42	1.42	1.42	1.42	1.42
Ratio of net investment income to average net assets (%)	2.90	[4]	1.35	1.02	1.58	1.43	1.72
Portfolio turnover (%)[5]	15	[3]	33	28	98	23	103

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2020 FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/19		2018	2017	2016		2015	2014

Net Asset Value at beginning of period	$7.38		$7.93	$8.06	$8.04		$8.67	$8.76
Income from Investment Operations:
Net investment income	0.06		0.16	0.19	0.15[1]		0.13[1]	0.19[1]
Net realized and unrealized gain (loss) on investments	0.48		(0.32)	0.48	0.32		(0.15)	0.42

Total from investment operations	0.54		(0.16)	0.67	0.47		(0.02)	0.61
Less Distributions From:
Net investment income	–		(0.19)	(0.37)	(0.18)		(0.20)	(0.24)
Capital gains	–		(0.10)	(0.43)	(0.27)		(0.41)	(0.46)
Return of capital	–		(0.10)	–	–		–	–

Total distributions	–		(0.39)	(0.80)	(0.45)		(0.61)	(0.70)
Net increase (decrease) in net asset value	0.54		(0.55)	(0.13)	0.02		(0.63)	(0.09)
Net Asset Value at end of period	$7.92		$7.38	$7.93	$8.06		$8.04	$8.67
Total Return (%)[2]	7.41	[3]	(2.11)	8.34	5.68		(0.34)	7.11
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$37,258		$38,523	$47,510	$51,485		$52,858	$62,087
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.30	[4]	0.03 [5]	0.00 [5]	0.00	[5]	0.00 [5,6]	0.30
After waiver of expenses by Adviser (%)	0.30	[4]	0.03 [5]	0.00 [5]	0.00	[5]	0.00 [5,6]	0.21 [7]
Ratio of net investment income to average net assets (%)	1.59	[4]	1.75 [5]	1.89 [5]	1.80	[5]	1.51 [5]	2.08
Portfolio turnover (%)[8]	121	[3]	35	9	7		7	142

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio. See current prospectus for more information regarding the charges and expenses of the Fund.
[6]	Amounts represent less than 0.01%.
[7]	Amount includes fees waived by adviser (see Note 3).
[8]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2030 FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/19		2018	2017	2016		2015	2014

Net Asset Value at beginning of period	$7.34		$8.16	$8.26	$8.08		$8.77	$8.92
Income from Investment Operations:
Net investment income	0.06		0.17	0.19	0.16[1]		0.13[1]	0.18[1]
Net realized and unrealized gain (loss) on investments	0.69		(0.50)	0.89	0.44		(0.21)	0.54

Total from investment operations	0.75		(0.33)	1.08	0.60		(0.08)	0.72
Less Distributions From:
Net investment income	(0.00)[2]		(0.21)	(0.38)	(0.17)		(0.18)	(0.22)
Capital gains	(0.14)		(0.28)	(0.80)	(0.25)		(0.43)	(0.65)

Total distributions	(0.14)		(0.49)	(1.18)	(0.42)		(0.61)	(0.87)
Net increase (decrease) in net asset value	0.61		(0.82)	(0.10)	0.18		(0.69)	(0.15)
Net Asset Value at end of period	$7.95		$7.34	$8.16	$8.26		$8.08	$8.77
Total Return (%)[2]	10.28	[3]	(4.04)	13.18	7.35		(0.86)	8.06
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$64,951		$62,556	$74,415	$75,564		$74,258	$84,935
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.30	[4]	0.03 [5]	0.00 [5]	0.00	[5]	0.00 [5,6]	0.30
After waiver of expenses by Adviser (%)	0.30	[4]	0.03 [5]	0.00 [5]	0.00	[5]	0.00 [5,6]	0.21 [7]
Ratio of net investment income to average net assets (%)	1.65	[4]	1.88 [5]	1.78 [5]	1.95	[5]	1.51 [5]	1.98
Portfolio turnover (%)[8]	111	[3]	33	13	6		7	103

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio. See current prospectus for more information regarding the charges and expenses of the Fund.
[6]	Amounts represent less than 0.01%.
[7]	Amount includes fees waived by adviser (see Note 3).
[8]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2040 FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/19		2018	2017	2016		2015	2014

Net Asset Value at beginning of period	$6.66		$7.55	$7.66	$7.54		$8.37	$8.68
Income from Investment Operations:
Net investment income	0.05		0.16	0.19	0.16[1]		0.13[1]	0.17[1]
Net realized and unrealized gain (loss) on investments	0.68		(0.52)	0.97	0.46		(0.20)	0.55

Total from investment operations	0.73		(0.36)	1.16	0.62		(0.07)	0.72
Less Distributions From:
Net investment income	(0.00)[2]		(0.21)	(0.38)	(0.19)		(0.19)	(0.22)
Capital gains	(0.15)		(0.32)	(0.89)	(0.31)		(0.57)	(0.81)

Total distributions	(0.15)		(0.53)	(1.27)	(0.50)		(0.76)	(1.03)
Net increase (decrease) in net asset value	0.58		(0.89)	(0.11)	0.12		(0.83)	(0.31)
Net Asset Value at end of period	$7.24		$6.66	$7.55	$7.66		$7.54	$8.37
Total Return (%)[3]	11.09	[4]	(4.88)	15.16	8.31		(1.01)	8.27
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$38,309		$38,424	$49,909	$49,515		$49,576	$59,499
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.30	[5]	0.03 [6]	0.00 [6]	0.00	[6]	0.00 [6,7]	0.30 [8]
After waiver of expenses by Adviser (%)	0.30	[5]	0.03 [6]	0.00 [6]	0.00	[6]	0.00 [6,7]	0.21
Ratio of net investment income to average net assets (%)	1.63	[5]	1.69 [6]	1.76 [6]	2.01	[6]	1.52 [6]	1.95
Portfolio turnover (%)[9]	116	[4]	30	16	7		8	108

[1]	Based on average shares outstanding during the year.
[2]	Amounts represent less than $0.005 per share.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio. See current prospectus for more information regarding the charges and expenses of the Fund.
[7]	Amounts represent less than 0.01%.
[8]	Amount includes fees waived by adviser (see Note 3).
[9]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2050 FUND

	(unaudited)		Year Ended December 31,

CLASS I	Six-Months Ended 6/30/19		2018	2017		2016		2015	2014

Net Asset Value at beginning of period	$12.03		$13.60	$12.57		$12.19		$12.97	$12.78
Income from Investment Operations:
Net investment income	0.11		0.26	0.27		0.26[1]		0.21[1]	0.27[1]
Net realized and unrealized gain (loss) on investments	1.31		(1.06)	1.87		0.84		(0.33)	0.82

Total from investment operations	1.42		(0.80)	2.14		1.10		(0.12)	1.09
Less Distributions From:
Net investment income	(0.01)		(0.38)	(0.54)		(0.31)		(0.28)	(0.27)
Capital gains	(1.15)		(0.39)	(0.57)		(0.41)		(0.38)	(0.63)

Total distributions	(1.16)		(0.77)	(1.11)		(0.72)		(0.66)	(0.90)
Net increase (decrease) in net asset value	0.26		(1.57)	1.03		0.38		(0.78)	0.19
Net Asset Value at end of period	$12.29		$12.03	$13.60		$12.57		$12.19	$12.97
Total Return (%)[2]	11.85	[3]	(5.85)	16.99		8.97		(0.91)	8.51
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$24,806		$23,081	$28,231		$23,442		$21,173	$22,799
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.29	[4]	0.03 [5]	0.00	[5]	0.00	[5]	0.00 [5,6]	0.30
After waiver of expenses by Adviser (%)	0.29	[4]	0.03 [5]	0.00	[5]	0.00	[5]	0.00 [5,6]	0.20 [7]
Ratio of net investment income to average net assets (%)	1.60	[4]	1.61 [5]	1.79	[5]	2.08	[5]	1.57 [5]	2.02
Portfolio turnover (%)[8]	133	[3]	37	8		6		13	133

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount does not include income or expenses of the underlying GS Target Date Portfolio, nor the underlying expenses of the funds held by the GS Target Date Portfolio. See current prospectus for more information regarding the charges and expenses of the Fund.
[6]	Amounts represent less than 0.01%.
[7]	Amount includes fees waived by adviser (see Note 3).
[8]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | June 30, 2019
Notes to Financial Statements (unaudited)

1. ORGANIZATION

The Ultra Series Fund (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is a series trust with, at the end of the period covered by this report, 14 investment portfolios (individually, a “fund,” and collectively, the “funds”), each with different investment objectives and policies. The funds reported within this book at the end of the period were the Core Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund and International Stock Fund (collectively, the “Core Funds”), the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the “Target Allocation Funds”) and the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the “Target Date Funds”).

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. All funds, except the Target Date Funds, offer Class I and II shares. The Target Date Funds only offer a single class of shares, Class I shares. Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fee, if any, and its proportional share of fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 under the 1940 Act as it relates to that class and other class specific matters. Shares are offered to separate accounts (the “Accounts”) of CMFG Life Insurance Company and to qualified pension and retirement plans of CMFG Life Insurance Company or its affiliates (“CUNA Mutual Group”). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

The Trust has entered into a Management Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”), pursuant to which Madison manages each Fund’s portfolio of investments. The Investment Adviser, in turn, has entered into a subadvisory agreement with a subadviser (“Subadviser”) for the management of the investments of the International Stock Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services-Investment Companies (ASC 946). The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: The Trust and each series of the Trust referred to individually as a fund values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts (“ADRs”),Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in

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the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”) usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Investment Adviser’s Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market

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sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statement of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the fund’s ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with members of the Federal Reserve System, U.S. Central Credit Union and with “primary dealers” in U.S. Government securities.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights. As of June 30, 2019, none of the funds held open repurchase agreements.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the funds at the spot rate at settlement.

Each fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments.” As of June 30, 2019, none of the funds had open foreign currency transactions.

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The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each fund may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. As of June 30, 2019, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund’s custodian in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund’s commitment with respect to the contract.

Cash Concentration: At times, the funds maintain cash balances at financial institutions in excess of federally insured limits. The funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase. An illiquid security is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven days or less without the sale or disposition significantly changing the fair value of the security. At June 30, 2019, there were no illiquid securities held in the funds. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

Delayed Delivery Securities: Each fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when- issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of June 30, 2019, none of the funds had entered into such transactions.

Indemnifications: Under the funds’ organizational documents, the funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In the normal course of business, the funds enter into contracts that contain a variety of representations and provide general indemnifications. The funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the funds. However, based on experience, management expects the risk of loss to be remote.

Fair Value Measurements: Each fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or

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liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended June 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of June 30, 2019, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of June 30, 2019, in valuing the funds’ investments carried at fair value:

Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/19

Conservative Allocation
Investment Companies	$ 114,889,379	$ –	$ –	$ 114,889,379
Short-Term Investments	7,971,904	–	–	7,971,904

	122,861,283	–	–	122,861,283
Moderate Allocation
Investment Companies	183,100,973	–	–	183,100,973
Short-Term Investments	15,374,527	–	–	15,374,527

	198,475,500	–	–	198,475,500
Aggressive Allocation
Investment Companies	58,424,828	–	–	58,424,828
Short-Term Investments	5,833,787	–	–	5,833,787

	64,258,615	–	–	64,258,615

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Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/19

Core Bond
Assets:
Asset Backed Securities	$ –	$ 6,062,834	$ –	$ 6,062,834
Collateralized Mortgage Obligations	–	5,612,302	–	5,612,302
Commercial Mortgage-Backed Securities	–	2,489,124	–	2,489,124
Corporate Notes and Bonds	–	43,941,325	–	43,941,325
Long Term Municipal Bonds	–	2,670,137	–	2,670,137
Mortgage Backed Securities	–	32,913,330	–	32,913,330
U.S. Government and Agency Obligations	–	34,112,703	–	34,112,703
Short-Term Investments	2,430,791	–	–	2,430,791

	2,430,791	130,041,814	–	130,232,546
Liabilities
Futures	29,375			29,375

High Income
Corporate Notes and Bonds	–	19,367,168	–	19,367,168
Mutual Funds	239,745			239,745
Short-Term Investments	3,585,992	–	–	3,585,992

	3,825,737	19,367,168	–	23,192,905
Diversified Income
Common Stocks	160,462,690	–	–	160,462,690
Asset Backed Securities	–	3,777,271	–	3,777,271
Collateralized Mortgage Obligations	–	4,621,425	–	4,621,425
Commercial Mortgage-Backed Securities	–	949,024	–	949,024
Corporate Notes and Bonds	–	24,855,838	–	24,855,838
Long Term Municipal Bonds	–	2,524,709	–	2,524,709
Mortgage Backed Securities	–	18,010,215	–	18,010,215
U.S. Government and Agency Obligations	–	19,801,962	–	19,801,962
Short-Term Investments	8,757,346	–	–	8,757,346

	169,220,036	74,540,444	–	243,760,480
Large Cap Value
Common Stocks	259,855,658	–	–	259,855,658
Short-Term Investments	$ 4,195,089	–	–	$ 4,195,089

	264,050,747	–	–	264,050,747
Large Cap Growth
Common Stocks	207,079,912	–	–	207,079,912
Short-Term Investments	11,947,735	–	–	11,947,735

	219,027,647	–	–	219,027,647
Mid Cap
Common Stocks	168,164,609	–	–	168,164,609
Short-Term Investments	9,367,819	–	–	9,367,819

	177,532,428	–	–	177,532,428

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Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/19

International Stock
Common Stocks
Australia	$ –	$ 881,875	$ –	$ 881,875
Belgium	–	869,364	–	869,364
Canada	–	1,766,716	–	1,766,716
China		558,355		558,355
Denmark	–	517,680	–	517,680
Finland	–	825,127	–	825,127
France	–	4,312,912	–	4,312,912
Germany	–	1,656,942	–	1,656,942
India	372,563	–	–	372,563
Ireland	1,250,746	–	–	1,250,746
Israel	–	387,378	–	387,378
Japan	–	4,230,932	–	4,230,932
Netherlands	–	2,458,548	–	2,458,548
Norway	–	779,082	–	779,082
Singapore	–	886,844	–	886,844
South Korea	–	402,654	–	402,654
Spain	–	477,415	–	477,415
Sweden	–	1,174,509	–	1,174,509
Switzerland	–	1,593,056	–	1,593,056
United Kingdom	1,228,137	4,763,920	–	5,992,057
Preferred Stocks	–	$ 581,129	–	$ 581,129
Short-Term Investments	1,587,458	–	–	1,587,458

	$ 4,438,904	$ 29,124,439	–	$ 33,563,342
Madison Target Retirement 2020 Fund	35,577,685	–	–	$ 35,577,685
Madison Target Retirement 2030 Fund	62,422,286	–	–	62,422,286
Madison Target Retirement 2040 Fund	36,876,478	–	–	36,876,478
Madison Target Retirement 2050 Fund	23,855,230	–	–	23,855,230

[1]See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the conservative, moderate and aggressive allocation funds including shareholder prospectuses and financial reports, please visit each underlying funds website or visit the securities and exchange commission website http://www.sec.gov.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund’s financial position, and results of operations.

The following table presents the effect of derivative instruments on the Statement of Assets and Liabilities for the period ended June 30, 2019

Core Bond
Location	Equity Contracts

Liability derivatives:
Unrealized depreciation on futures contracts*	$(29,375)

*Included in net unrealized depreciation of $29,375 on futures contracts as reported in the Portfolio’s Notes to Schedule of Investments. Only variation margin is reported within the Statements of Assets and Liabilities.

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The following table presents the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019:

Core Bond
Location	Interest Rate Contracts

Net change in unrealized appreciation/depreciation of:
Futures contracts	$(29,375)

There is no impact on the financial statements of the other funds as they did not hold derivative investments during the period ended June 31, 2019.

Recently Issued Accounting Pronouncements. In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The adoption of this ASU did not have a material impact on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended June 30, 2019, the funds have chosen to adopt the standard. The adoption of this ASU did not have a material impact on the financial statements and other disclosures.

3. MANAGEMENT, DISTRIBUTION, SERVICES AGREEMENTS AND OTHER EXPENSES

Management Agreements: For services under the Management Agreements, the Investment Adviser is entitled to receive a management fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets of each fund as follows as of June 30, 2019:

Fund	Management Fee	Fund	Management Fee

Conservative Allocation	0.30%	Large Cap Growth	0.80%
Moderate Allocation	0.30%	Mid Cap	0.90%
Aggressive Allocation	0.30%	International Stock	1.15%
Core Bond	0.55%	Madison Target Retirement 2020	0.25%
High Income	0.75%	Madison Target Retirement 2030	0.25%
Diversified Income	0.70%	Madison Target Retirement 2040	0.25%
Large Cap Value	0.60%	Madison Target Retirement 2050	0.25%

The Management Agreement for the “Core Funds” and the “Target Allocation Funds” requires the Investment Adviser to provide or arrange to provide overall management of the funds, including but not limited to, investment advisory services, custody, transfer agency, dividend disbursing, legal, accounting and administrative services. The management fee does not cover and these funds pay directly for Trustee compensation, Trustee legal fees and the fees paid to the Trust’s independent registered public accountant. For the Target Date Funds, the Management Agreement requires the Investment Adviser to provide investment management services to the funds. Other services performed by the Investment Adviser for the Target Date Funds are covered under a separate Services Agreement (discussed below).

The Investment Adviser is solely responsible for the payment of all fees to Lazard Asset Management LLC, the Subadviser, for the International Stock Fund. The Investment Adviser manages the remaining Funds without the use of a Subadviser.

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The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees or expenses related to the funds. Effective July 1, 2014, the Investment Adviser contractually agreed to waive a portion (0.10%) of its management fee of the Target Allocation Funds, which waiver is in effect until at least April 30, 2020. For the period ended June 30, 2019, the waivers were as follows:

Waived Fees or Expenses*

Fund	Class I	Class II	Total Waivers

Conservative Allocation	$48,260	$11,065	$59,325
Moderate Allocation	88,276	10,275	98,551
Aggressive Allocation	31,224	769	31,993

*The Investment Adviser does not have the right to recoup these waived fees.

Distribution Agreement: MFD Distributor, LLC (“MFD”) serves as distributor of the funds. The Trust adopted a distribution and service plan with respect to the Trust’s Class II shares pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Trust will pay a service fee with regard to Class II shares at an annual rate of 0.25% each fund’s daily net assets.

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. MFD does not have the right to recoup these waived fees.

Services Agreement: With respect to the Target Date Funds only, in addition to the management fee, Madison is entitled to receive a services fee from the Target Date Funds pursuant to the terms of a separate Services Agreement. Under the service agreement, Madison provides or arranges for the Target Date Funds to have all operational and support services needed by the funds, for which Madison is entitled to receive a fee of 0.05% annually based upon the average daily net assets of each fund, which is computed and accrued daily and paid monthly. Under this fee arrangement,

Madison is responsible for paying all of the funds’ fees and expenses, other than (i) the management fee (described above), (ii) fees related to the funds’ portfolio holdings (such as brokerage commissions, interest on loans, etc.), (iii) acquired fund fees, and (iv) extraordinary or non-recurring fees (such as fees and costs relating to any temporary line of credit the funds may maintain for emergency or extraordinary purposes).

Other Expenses: In addition to the management fee noted above, all funds except the Target Date Funds are responsible to pay the following expenses: expenses for independent audits; fees and expenses of the independent trustees and their independent counsel. All funds are expected to pay the following expenses: brokerage commissions and other expenses incurred in the acquisition or disposition of any securities or other investments; costs of borrowing money, overdrafts (if any) and any potential taxes owed; and extraordinary expenses (including litigation and/or and consulting expenses) as approved by a majority of the independent trustees.

Certain officers and trustees of the Trust are also officers of the Investment Adviser. The funds do not compensate their officers or affiliated trustees. The Nominating and Governance Committee of the Board reviews trustee fees paid to Independent Trustees periodically, and may change such fees at any time.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

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5. SECURITIES TRANSACTIONS

For the period ended June 30, 2019, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities

Fund	Purchases	Sales	Purchases	Sales

Conservative Allocation	$ –	$ –	$ 39,474,976	$ 47,373,353
Moderate Allocation	–	–	75,639,368	101,254,568
Aggressive Allocation	–	–	28,641,803	39,419,580
Core Bond	8,435,084	7,626,598	9,490,651	17,748,201
High Income	–	–	1,236,310	2,788,240
Diversified Income	8,181,305	6,379,775	35,905,516	53,949,626
Large Cap Value	–	–	90,719,512	105,312,713
Large Cap Growth	–	–	18,276,880	37,804,384
Mid Cap	–	–	20,331,022	41,751,980
International Stock	–	–	4,558,478	5,518,542
Madison Target Retirement 2020			44,268,217	48,154,437
Madison Target Retirement 2030			68,945,328	72,168,136
Madison Target Retirement 2040			43,529,997	47,271,663
Madison Target Retirement 2050			31,318,913	32,085,426

6. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund (for purposes of this Note, the “Fund”), may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts. The Core Bond Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the securities held by the fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or other assets, in accordance with the initial margin requirements of the broker or exchange.

Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

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Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Core Bond Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

7. FOREIGN SECURITIES

Each fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and/or (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Swedish Depositary Receipts (“SDRs”) and foreign money market securities. U.S. dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain of the funds have reclaimed receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectable.

8. SECURITIES LENDING

The Board of Trustees has authorized the funds, other than the USF Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to the Trust’s securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

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Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2019

As of June 30, 2019, the aggregate fair value of securities on loan for the Trust was $29,353,906. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S. Treasuries or Government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

Fund	Fair Value on Loan	Cash Collateral	Non-Cash Collateral

Conservative Allocation	$6,908,847	$2,164,460	$4,850,358
Moderate Allocation	6,649,340	628,263	6,137,187
Aggressive Allocation	2,228,889	481,400	1,783,708
Core Bond	195,865	200,900	–
High Income	1,841,088	1,883,603	–
Diversified Income	195,865	200,900	–
Large Cap Value	6,451,722	–	6,439,075
Large Cap Growth	4,012,899	–	4,118,143
Mid Cap	533,464	–	547,455
International Stock	335,927	349,553	–

9. FEDERAL INCOME TAX INFORMATION

It is each fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The funds have not recorded any liabilities for material unrecognized tax benefits as of June 30, 2019. It is each fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2015 through December 31, 2018.

For federal income tax purposes, the Funds listed below have capital loss carryforwards as of December 31, 2018, which are available to offset future capital gains, if any, realized through the fiscal year listed:

Fund	No Expiration Date Short-Term	No Expiration Date Long-Term

High Income	$ 591,847	$1,193,713
International Stock	1,587,950	3,837,989
Madison Target Retirement 2020	118,669	231,906

At June 30, 2019, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net

Conservative Allocation	$ 8,060,481	$ –	$ 8,060,481
Moderate Allocation	20,392,109	–	20,392,109
Aggressive Allocation	7,483,651	–	7,483,651
Core Bond	5,338,777	586,023	4,752,754
High Income	366,979	354,462	12,517
Diversified Income	55,785,156	980,306	54,804,850
Large Cap Value	43,888,600	506,295	43,382,305
Large Cap Growth	61,507,074	1,814,388	59,692,686
Mid Cap	75,360,511	1,608,576	73,751,935
International Stock	5,488,258	980,023	4,508,235

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Fund	Appreciation	Depreciation	Net

Madison Target Retirement 2020	1,734,221	8,313	1,725,908
Madison Target Retirement 2030	3,246,551	29,370	3,217,181
Madison Target Retirement 2040	1,936,316	–	1,936,316
Madison Target Retirement 2050	1,236,282	–	1,236,282

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of wash sales.

10. CONCENTRATION OF RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Core Bond Fund is subject to derivatives risk, which is the risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest

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Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2019

rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

11. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at June 30, 2019, are owned by separate investment accounts and/or pension plans of CMFG Life Insurance Company.

The Target Allocation Funds invest in Underlying Funds, including the Madison Funds, which may be deemed to be under common control because of the same or investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). Madison Funds’ historical financial information is available to you at no cost on the SEC’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the Madison Funds’ website at www.madisonfunds.com. A summary of the transactions with each Affiliated Underlying Fund during the period ended June 30, 2019 follows:

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Ultra Series Fund | Notes to Financial Statements (unaudited) - continued | June 30, 2019

Fund/Underlying Fund	Beginning Value as of 12/31/2018	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 6/30/2019	Shares	Dividend Income	Distributions Received[1]

Conservative Allocation Fund
Madison Core Bond Fund Class Y	$26,385,982	$ –	$ (2,705,416)	$ (91,511)	$ 1,290,555	$24,879,610	2,460,891	$338,334	$ 2,796,928
Madison Corporate Bond Fund Class Y	8,715,077	–	(1,900,369)	(24,254)	575,745	7,366,199	624,783	125,140	1,924,623
Madison Dividend Income Fund Class Y	8,076,929	74,894	–	–	1,220,232	9,372,055	347,113	74,894	–
Madison Investors Fund Class Y	8,014,715	–	–	–	1,594,573	9,609,288	418,523	–	–
Madison Mid Cap Fund Class Y	966,202	350,000	–	–	245,015	1,561,217	140,904	–	–

Totals	$52,158,905	$ 424,894	$ (4,605,785)	$ (115,765)	$ 4,926,120	$52,788,369		$538,368	$ 4,721,551

Moderate Allocation Fund
Madison Core Bond Fund Class Y	$33,416,506	$ –	$ (6,510,249)	$ (212,343)	$ 1,650,489	$28,344,403	2,803,601	$404,616	$ 6,722,592
Madison Corporate Bond Fund Class Y	4,786,675	–	(3,252,467)	(82,105)	272,232	1,724,335	146,254	44,226	3,334,572
Madison Dividend Income Fund Class Y	23,280,220	213,373	(625,000)	12,147	3,511,128	26,391,868	977,477	213,372	612,853
Madison Investors Fund Class Y	23,451,726	–	(1,566,407)	(43,656)	4,661,589	26,503,252	1,154,323	–	1,610,063
Madison Large Cap Value Fund Class Y	660,698	–	(674,853)	(105,803)	119,958	–	–	–	780,656
Madison Mid Cap Fund Class Y	3,105,372	1,000,000	–	–	780,200	4,885,572	440,936	–	–

Totals	$88,701,197	$1,213,373	$(12,628,976)	$ (431,760)	$10,995,596	$87,849,430		$662,214	$13,060,736

Aggressive Allocation Fund
Madison Core Bond Fund Class Y	$ 5,124,492	$ –	$ (499,495)	$ (10,081)	$ 249,845	$ 4,864,761	481,183	$ 68,338	$ 509,577
Madison Dividend Income Fund Class Y	8,264,274	526,088	(425,666)	8,298	1,251,225	9,624,219	356,453	76,088	417,367
Madison Investors Fund Class Y	8,229,996	–	(250,710)	(20,705)	1,637,168	9,595,749	417,933	–	271,415
Madison Large Cap Value Fund Class Y	723,080	–	(821,550)	89,112	9,358	–	–	–	732,438
Madison Mid Cap Fund Class Y	2,249,579	324,999	–	–	541,919	3,116,497	281,272	–	–

Totals	$24,591,421	$ 851,087	$ (1,997,421)	$ 66,624	$ 3,689,515	$27,201,226		$144,426	$ 1,930,797

[1] Distributions received include distributions from net investment income and from capital gains from the underlying funds.

12. SUBSEQUENT EVENTS

All Matters

Management has evaluated the impact of subsequent events on the funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of a subsequent event that requires adjustment to, or disclosure in the financial statements.

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Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the funds, you pay no transaction costs, but do incur ongoing costs which include, among other things, management fees; 12b-1 fees (Class II only); brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; and costs of borrowing money. The examples in the table that follows are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested for the six-month period ended June 30, 2019. Expenses paid during the period in the table below are equal to each fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	ACTUAL EXPENSES

	CLASS I				CLASS II

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period

Conservative Allocation*	$1,000	$1,090.60	0.22%	$1.14	$1,089.30	0.47%	$2.43
Moderate Allocation*	1,000	1,113.50	0.22%	1.15	1,112.20	0.47%	2.46
Aggressive Allocation	1,000	1,133.80	0.21%	1.11	1,132.40	0.42%	2.22
Core Bond	1,000	1,061.40	0.57%	2.91	1,060.10	0.82%	4.19
High Income	1,000	1,077.40	0.77%	3.97	1,076.10	1.02%	5.25
Diversified Income	1,000	1,127.20	0.72%	3.80	1,125.80	0.97%	5.11
Large Cap Value	1,000	1,162.60	0.62%	3.32	1,161.10	0.87%	4.66
Large Cap Growth	1,000	1,203.40	0.82%	4.48	1,201.90	1.07%	5.84
Mid Cap	1,000	1,236.90	0.92%	5.10	1,235.30	1.17%	6.48
International Stock	1,000	1,152.50	1.17%	6.24	1,151.10	1.42%	7.57
Target Retirement 2020 Fund*	1,000	1,074.10	0.30%	1.54	1,000.00	N/A	N/A
Target Retirement 2030 Fund	1,000	1,102.80	0.30%	1.56	1,000.00	N/A	N/A
Target Retirement 2040 Fund*	1,000	1,110.90	0.30%	1.57	1,000.00	N/A	N/A
Target Retirement 2050 Fund	1,000	1,118.50	0.29%	1.52	1,000.00	N/A	N/A

* The annual expense ratio does not include the expenses of the underlying funds.

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Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	HYPOTHETICAL EXPENSES

	CLASS I				CLASS II

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period

Conservative Allocation*	$1,000	$1,023.70	0.22%	$1.10	$1,022.46	0.47%	$2.36
Moderate Allocation*	1,000	1,023.70	0.22%	1.10	1,022.46	0.47%	2.36
Aggressive Allocation*	1,000	1,023.75	0.21%	1.05	1,022.71	0.42%	2.11
Core Bond	1,000	1,021.97	0.57%	2.86	1,020.73	0.82%	4.11
High Income	1,000	1,020.98	0.77%	3.86	1,019.74	1.02%	5.11
Diversified Income	1,000	1,021.22	0.72%	3.61	1,019.98	0.97%	4.86
Large Cap Value	1,000	1,021.72	0.62%	3.11	1,020.48	0.87%	4.36
Large Cap Growth	1,000	1,020.73	0.82%	4.11	1,019.49	1.07%	5.36
Mid Cap	1,000	1,020.23	0.92%	4.61	1,018.99	1.17%	5.86
International Stock	1,000	1,018.99	1.17%	5.86	1,017.75	1.42%	7.10
Target Retirement 2020 Fund*	1,000	1,023.31	0.30%	1.51	1,000.00	N/A	N/A
Target Retirement 2030 Fund	1,000	1,023.31	0.30%	1.51	1,000.00	N/A	N/A
Target Retirement 2040 Fund*	1,000	1,023.31	0.30%	1.51	1,000.00	N/A	N/A
Target Retirement 2050 Fund	1,000	1,023.36	0.29%	1.45	1,000.00	N/A	N/A

* The annual expense ratio does not include the expenses of the underlying funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account fees, charges, or expenses imposed by the variable annuity or variable life insurance contracts, or retirement and pension plans that use the funds. The information provided in the hypothetical example table is useful in comparing ongoing fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees, charges or expenses were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available to shareholders at no cost by calling 1-800-877-6089, or on the SEC’s website at www.sec.gov.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost by calling 1-800-877-6089, or on the SEC’s website at www.sec.gov and is also located in the funds’ Statement of Additional Information. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 is available to shareholders at 1-800-SEC-0330 at no cost on the SEC’s website at www.sec.gov.

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FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the Management’s Discussion of Fund Performance are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or after forward-looking statements as a result of new information, future events, or otherwise.

SEC File Number: 811-04815

74

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders (Item 1) above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Included in report to shareholders (Item 1) above. Otherwise, no changes. The Trust does not normally hold shareholder meetings.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officers determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable in semi-annual report.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

/s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer
Date: September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin S. Thompson
Kevin S. Thomson, Principal Executive Officer
Date: September 6, 2019

/s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer
Date: September 6, 2019